Schedule of Investments (unaudited)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.6%
Abacus Group	1,749,178	$1,065,207
Abacus Storage King(a)	1,748,957	1,103,903
Accent Group Ltd.	1,419,702	1,695,691
Adbri Ltd.(a)	1,538,701	1,933,053
AET&D Holdings No. 1 Pty Ltd.(b)	169,200	1
AGL Energy Ltd.	2,438,241	16,667,672
Allkem Ltd.(a)(c)	2,439,152	14,904,901
Alpha HPA Ltd., NVS(a)(c)	2,207,515	1,077,825
ALS Ltd.	1,822,709	12,474,354
Altium Ltd.	479,899	12,104,745
Alumina Ltd.(a)	9,911,124	4,925,192
AMP Ltd.	11,595,048	7,725,680
Ansell Ltd.	503,542	6,803,258
APM Human Services International Ltd.	1,031,850	1,371,699
Arafura Rare Earths Ltd.(a)(c)	7,101,499	839,566
ARB Corp. Ltd.	304,733	5,686,434
Arena REIT	1,356,537	2,744,291
Argosy Minerals Ltd.(a)(c)	4,275,886	436,576
Atlas Arteria Ltd.	4,605,278	15,568,701
AUB Group Ltd.	409,728	7,036,463
Aussie Broadband Ltd.(a)	723,527	1,802,520
Austal Ltd.	1,230,590	1,327,062
Australian Agricultural Co. Ltd.(a)	747,235	590,713
Australian Clinical Labs Ltd.(c)	485,217	829,948
AVZ Minerals Ltd.(a)(b)(c)	10,717,468	3,216,090
Bank of Queensland Ltd.(c)	2,599,922	8,448,826
Bapcor Ltd.	1,333,759	4,539,916
Beach Energy Ltd.	6,239,779	6,145,882
Bega Cheese Ltd.	1,086,844	1,925,728
Bellevue Gold Ltd.(a)	4,472,922	4,067,793
Bendigo & Adelaide Bank Ltd.	2,300,724	12,746,920
Boral Ltd.(a)	1,335,410	3,828,328
Boss Energy Ltd. (a)	1,317,144	3,629,732
BrainChip Holdings Ltd.(a)(c)	5,978,208	594,265
Breville Group Ltd.	361,940	4,905,336
Brickworks Ltd.	302,046	4,707,682
BWP Trust	1,896,554	3,922,107
Calix Ltd.(a)(c)	556,677	952,267
Capricorn Metals Ltd.(a)	1,179,890	3,510,627
carsales.com Ltd.	1,507,347	26,570,390
Centuria Capital Group	2,599,195	1,901,591
Centuria Industrial REIT	2,159,507	3,908,356
Centuria Office REIT	1,419,031	987,951
Cettire Ltd.(a)(c)	827,817	1,352,190
Chalice Mining Ltd.(a)(c)	1,381,957	1,574,742
Challenger Ltd.	1,903,361	7,096,985
Champion Iron Ltd.	1,535,283	6,983,240
Charter Hall Group	1,874,132	10,382,652
Charter Hall Long Wale REIT	2,634,468	5,061,169
Charter Hall Retail REIT	2,136,962	4,152,406
Charter Hall Social Infrastructure REIT	1,283,022	1,944,185
Cleanaway Waste Management Ltd.	8,424,286	12,000,780
Clinuvel Pharmaceuticals Ltd.	147,879	1,383,770
Codan Ltd./Australia	387,929	1,924,106
Collins Foods Ltd.	431,520	2,502,327
Core Lithium Ltd.(a)(c)	7,512,113	1,727,329
Coronado Global Resources Inc.(d)	2,909,766	3,200,817
Corporate Travel Management Ltd.	491,729	5,203,281
Costa Group Holdings Ltd.	1,566,957	3,090,659
Credit Corp. Group Ltd.	267,395	2,062,975
Security	Shares	Value

Australia (continued)
Cromwell Property Group	5,797,882	$1,182,381
CSR Ltd.	1,865,139	6,664,497
Data#3 Ltd.	570,985	2,461,362
De Grey Mining Ltd.(a)	5,036,686	3,785,583
Deterra Royalties Ltd.	1,626,367	4,859,595
Dexus Industria REIT	780,990	1,180,468
Dicker Data Ltd.	280,211	1,880,507
Domain Holdings Australia Ltd.	997,220	2,161,612
Domino’s Pizza Enterprises Ltd.	265,509	8,604,893
Downer EDI Ltd.	2,628,475	6,321,624
Eagers Automotive Ltd.	602,993	4,959,373
Elders Ltd.	629,043	2,373,693
Evolution Mining Ltd.	7,270,890	16,262,187
EVT Ltd.	366,820	2,432,268
Firefinch Ltd.(a)(b)(c)	4,681,624	415,770
FleetPartners Group Ltd., NVS(a)	1,057,787	1,670,842
Flight Centre Travel Group Ltd.	694,127	8,251,319
G8 Education Ltd.	2,922,201	1,765,924
Genesis Minerals Ltd.(a)(c)	2,970,290	2,730,730
Gold Road Resources Ltd.	4,276,224	5,083,118
GrainCorp Ltd., Class A	899,013	3,973,319
Grange Resources Ltd.(c)	1,944,018	514,305
Growthpoint Properties Australia Ltd.	1,180,734	1,482,406
GUD Holdings Ltd.	566,902	3,855,103
Hansen Technologies Ltd.	673,689	2,224,660
Harvey Norman Holdings Ltd.	2,228,741	5,209,609
Healius Ltd.	2,265,737	2,611,120
Helia Group Ltd.	1,339,860	3,081,336
Home Consortium Ltd.	856,869	2,327,771
HomeCo Daily Needs REIT	6,063,891	4,135,180
HUB24 Ltd.	304,312	5,875,564
Iluka Resources Ltd.	1,710,047	7,896,579
Imdex Ltd.	1,939,926	2,034,803
Imugene Ltd.(a)(c)	20,835,814	572,939
Incitec Pivot Ltd.	7,850,270	13,704,081
Ingenia Communities Group	1,586,359	3,948,418
Inghams Group Ltd.	1,498,632	3,510,001
Insignia Financial Ltd.	2,395,483	3,150,544
Integral Diagnostics Ltd.	766,137	1,297,617
InvoCare Ltd.	538,878	4,336,786
ionner Ltd.(a)(c)	5,681,002	508,762
IPH Ltd.	861,959	3,745,819
IRESS Ltd.	727,702	2,320,444
JB Hi-Fi Ltd.(c)	435,005	12,504,190
Johns Lyng Group Ltd.	872,240	3,395,650
Judo Capital Holdings Ltd.(a)	2,508,987	1,350,882
Jumbo Interactive Ltd.	207,437	1,829,495
Karoon Energy Ltd.(a)	2,190,002	3,526,574
Kelsian Group Ltd.	684,330	2,631,799
Latin Resources Ltd., NVS(c)	9,309,088	1,466,484
Leo Lithium Ltd.(a)(b)(c)	4,370,759	1,255,346
Lifestyle Communities Ltd.(c)	349,982	3,481,704
Link Administration Holdings Ltd.	2,027,409	1,538,992
Liontown Resources Ltd.(a)(c)	6,096,599	6,266,698
Lovisa Holdings Ltd.	250,836	2,775,821
Lynas Rare Earths Ltd.(a)	3,698,889	16,639,035
MA Financial Group Ltd.	433,622	1,183,298
Maas Group Holdings Ltd.(c)	370,096	806,901
Mader Group Ltd.(c)	131,438	526,939
Magellan Financial Group Ltd.	614,992	2,552,144
McMillan Shakespeare Ltd.	219,186	2,335,921
Megaport Ltd.(a)(c)	596,974	3,650,983

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Mesoblast Ltd.(a)(c)	2,805,420	$642,204
Metcash Ltd.	3,646,714	8,539,997
Monadelphous Group Ltd.	355,629	3,185,924
Mount Gibson Iron Ltd.(a)	2,610,143	822,966
Nanosonics Ltd.(a)	998,354	2,382,650
National Storage REIT	4,826,122	6,153,227
Netwealth Group Ltd.	474,925	3,858,836
Neuren Pharmaceuticals Ltd., NVS(a)	444,609	3,032,602
New Hope Corp. Ltd.	2,272,026	8,361,257
NEXTDC Ltd.(a)	2,044,634	15,352,866
nib holdings Ltd.	1,907,116	8,789,166
Nick Scali Ltd.	269,277	1,847,009
Nickel Mines Ltd.	7,460,065	3,551,656
Nine Entertainment Co. Holdings Ltd.	5,697,465	6,713,828
NRW Holdings Ltd.	1,602,489	2,559,657
Nufarm Ltd./Australia	1,442,556	3,986,077
Objective Corp. Ltd.	123,534	831,440
Omni Bridgeway Ltd.(a)	995,746	961,697
oOh!media Ltd.	2,263,746	1,878,174
Orora Ltd.	5,171,369	8,104,196
Paladin Energy Ltd.(a)	11,228,569	6,766,401
Pepper Money Ltd./Australia	632,340	497,395
Perenti Global Ltd.(a)	3,175,352	2,147,100
Perpetual Ltd.	446,508	5,458,766
Perseus Mining Ltd.	5,471,344	5,845,907
PEXA Group Ltd.(a)	527,832	3,661,012
Pinnacle Investment Management Group Ltd.	555,232	2,751,812
Platinum Asset Management Ltd.	1,740,390	1,244,563
PolyNovo Ltd.(a)(c)	2,279,175	1,680,694
Premier Investments Ltd.	373,003	5,408,651
Pro Medicus Ltd.(c)	207,542	9,885,833
PWR Holdings Ltd.	316,159	1,970,104
Qube Holdings Ltd.	6,807,168	11,543,047
Ramelius Resources Ltd.	4,292,720	4,458,512
Region RE Ltd.	4,677,503	5,848,709
Regis Resources Ltd.(a)	3,162,326	3,423,388
Reliance Worldwide Corp. Ltd.	3,088,478	6,884,093
Resolute Mining Ltd.(a)	8,603,792	1,943,244
Rural Funds Group	1,487,438	1,695,554
Sandfire Resources Ltd.(a)	1,806,314	6,851,800
Sayona Mining Ltd.(a)(c)	33,531,102	1,611,088
Select Harvests Ltd.(c)	451,562	1,110,737
Seven Group Holdings Ltd.	653,238	11,543,772
Seven West Media Ltd.(a)	3,482,669	587,216
Sigma Healthcare Ltd.	3,525,258	1,446,071
Silex Systems Ltd.(a)(c)	681,908	1,396,155
Silver Lake Resources Ltd.(a)	3,566,636	2,345,968
Sims Ltd.	646,468	5,153,239
SiteMinder Ltd.(a)	848,168	2,198,972
SmartGroup Corp. Ltd.	503,362	2,751,991
Stanmore Resources Ltd.(a)	1,073,610	2,601,540
Star Entertainment Grp Ltd. (The)(a)	9,663,173	3,264,381
Steadfast Group Ltd.	3,779,833	12,997,872
Strike Energy Ltd.(a)(c)	8,846,847	2,196,906
Super Retail Group Ltd.	612,570	5,154,352
Syrah Resources Ltd.(a)(c)	2,694,039	1,145,711
Tabcorp Holdings Ltd.	9,011,726	4,446,648
Technology One Ltd.	1,158,078	10,739,772
Telix Pharmaceuticals Ltd.(a)	954,629	5,385,797
Temple & Webster Group Ltd.(a)(c)	336,957	1,203,310
Tietto Minerals Ltd.(a)(c)	2,793,885	987,267
Tyro Payments Ltd.(a)	1,784,534	981,919
Security	Shares	Value

Australia (continued)
Ventia Services Group Pty Ltd.	2,900,661	$5,069,708
Viva Energy Group Ltd.(d)	4,168,117	7,505,610
Vulcan Energy Resources Ltd.(a)(c)	466,167	616,362
Vulcan Steel Ltd.	268,461	1,217,632
Waypoint REIT Ltd.	2,670,724	3,606,912
Webjet Ltd.(a)(c)	1,543,431	5,997,748
Weebit Nano Ltd.(a)(c)	689,052	1,453,439
West African Resources Ltd.(a)	3,870,960	1,798,594
Whitehaven Coal Ltd.	3,323,913	15,656,579
Worley Ltd.	1,465,462	15,319,165
Yancoal Australia Ltd., NVS	1,293,582	3,972,241
		854,939,311
Austria — 1.0%
Agrana Beteiligungs AG	54,759	872,005
ams-OSRAM AG(a)(c)	1,091,233	3,893,946
ANDRITZ AG	268,065	12,338,791
AT&S Austria Technologie & Systemtechnik AG(c)	99,331	2,493,807
BAWAG Group AG(d)	310,848	13,845,290
CA Immobilien Anlagen AG	170,374	5,760,892
DO & CO AG(c)	28,221	3,296,616
EVN AG	145,000	3,935,339
Immofinanz AG(a)	137,558	2,769,200
Lenzing AG(a)(c)	74,932	2,917,646
Oesterreichische Post AG(c)	136,451	4,353,022
Palfinger AG	60,972	1,471,172
Porr AG	84,118	1,007,742
Raiffeisen Bank International AG(a)	587,714	8,514,653
Schoeller-Bleckmann Oilfield Equipment AG	40,716	2,057,506
Semperit AG Holding	38,022	613,122
UNIQA Insurance Group AG	507,479	4,097,567
Vienna Insurance Group AG Wiener Versicherung Gruppe	150,463	4,035,845
Wienerberger AG	423,159	10,251,850
		88,526,011
Belgium — 1.4%
Ackermans & van Haaren NV	94,479	14,025,687
Aedifica SA	190,318	10,382,902
AGFA-Gevaert NV(a)	522,109	842,395
Barco NV	261,796	4,019,591
Bekaert SA	143,189	5,797,781
bpost SA	391,413	2,120,470
Cofinimmo SA	137,605	8,557,029
Deme Group NV	29,520	2,731,338
Etablissements Franz Colruyt NV	240,159	9,939,099
Euronav NV	394,314	7,046,909
Fagron	273,049	4,798,578
Galapagos NV(a)(c)	184,509	6,138,846
Immobel SA(c)	16,497	458,206
Intervest Offices & Warehouses NV	95,251	2,020,741
KBC Ancora	140,501	5,314,411
Kinepolis Group NV	53,663	2,646,984
Melexis NV	79,828	5,876,587
Montea NV	53,927	3,811,436
Ontex Group NV(a)(c)	252,054	1,844,262
Proximus SADP	615,937	5,105,205
Recticel SA(c)	160,897	1,447,375
Retail Estates NV	42,473	2,586,033
Shurgard Self Storage Ltd.	108,829	4,072,893
Tessenderlo Group SA	101,169	2,945,275
VGP NV	54,704	4,453,276
X-Fab Silicon Foundries SE(a)(c)(d)	220,013	1,993,368

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Belgium (continued)
Xior Student Housing NV	112,619	$3,240,388
		124,217,065
Cayman Islands — 0.0%
Bitdeer Technologies Group, NVS	95,009	355,334

Denmark — 2.0%
ALK-Abello A/S(a)	514,862	5,715,184
Alm Brand A/S	3,321,634	4,807,373
Amagerbanken A/S(b)	130,550	—
Ambu A/S, Class B(a)(c)	747,841	7,380,643
Bavarian Nordic A/S(a)(c)	309,166	5,892,836
Better Collective A/S(a)	117,919	2,852,253
cBrain A/S	42,621	1,102,669
Chemometec A/S(c)	61,934	2,562,166
D/S Norden A/S	94,973	5,396,018
Dfds A/S	137,276	3,965,515
FLSmidth & Co. A/S(c)	204,489	7,668,938
GN Store Nord A/S(a)	542,180	9,047,082
H Lundbeck A/S	1,065,083	5,567,230
H Lundbeck A/S, Class A	190,863	863,411
ISS A/S	623,039	9,016,921
Jyske Bank A/S, Registered(a)	194,995	13,742,149
Matas A/S	141,441	1,840,763
Netcompany Group A/S(a)(c)(d)	179,555	5,618,066
Nilfisk Holding A/S(a)	46,445	746,660
NKT A/S(a)(c)	212,402	10,679,406
NTG Nordic Transport Group A/S, Class A(a)	25,986	1,031,414
Per Aarsleff Holding A/S	68,322	2,988,424
Ringkjoebing Landbobank A/S	111,487	15,195,538
Royal Unibrew A/S	198,493	14,358,732
Scandinavian Tobacco Group A/S, Class A(d)	221,139	3,283,575
Schouw & Co. A/S	51,596	3,184,121
Solar A/S, Class B	20,434	1,219,415
Spar Nord Bank A/S	289,134	4,380,843
Sydbank A/S	226,992	9,860,455
Topdanmark A/S	178,317	7,992,897
TORM PLC, Class A	133,807	4,082,264
Trifork Holding AG	45,748	641,951
Zealand Pharma A/S, Class A(a)	198,231	8,234,271
		180,919,183
Finland — 1.3%
Aktia Bank OYJ	199,159	1,881,223
Anora Group OYJ	149,179	646,287
Cargotec OYJ, Class B	151,143	5,965,936
Caverion OYJ	217,502	1,963,085
Citycon OYJ	318,722	1,685,868
Finnair OYJ(a)(c)	2,488,062	151,789
F-Secure OYJ	428,890	772,846
Huhtamaki OYJ	386,962	13,302,266
Incap OYJ(a)	73,294	461,996
Kemira OYJ	426,216	6,900,886
Kempower OYJ(a)(c)	66,626	2,089,025
Kojamo OYJ	484,405	4,138,189
Konecranes OYJ	266,829	8,748,851
Mandatum OYJ(a)	1,811,723	7,000,828
Marimekko OYJ	113,664	1,310,920
Metsa Board OYJ, Class B(c)	633,102	4,793,633
Musti Group OYJ	126,073	2,487,380
Nokian Renkaat OYJ	521,257	3,942,039
Outokumpu OYJ	1,416,683	5,813,047
Puuilo OYJ	223,048	1,867,756
QT Group OYJ(a)(c)	75,040	4,389,509
Security	Shares	Value

Finland (continued)
Revenio Group OYJ	85,262	$1,983,806
TietoEVRY OYJ	422,540	8,864,694
TietoEVRY OYJ, New	12,844	268,785
Tokmanni Group Corp.	188,973	2,551,815
Uponor OYJ	207,844	6,297,170
Valmet OYJ	624,371	14,011,725
YIT OYJ(c)	491,989	875,464
		115,166,818
France — 3.6%
ABC arbitrage	83,506	427,210
Abivax SA, NVS(c)	75,165	704,654
Air France-KLM, NVS(a)	459,535	5,197,780
Altarea SCA(c)	15,797	1,124,728
Alten SA	119,049	14,063,019
Antin Infrastructure Partners SA	133,566	1,590,710
APERAM SA	202,408	5,608,770
Atos SE(a)(c)	434,813	3,048,816
Aubay	29,276	981,135
Believe SA(a)(c)	73,882	753,309
Beneteau SA	146,222	1,764,330
Boiron SA(c)	29,203	1,218,283
Bonduelle SCA(c)	51,108	541,321
Carmila SA	247,171	3,463,458
CGG SA(a)	2,909,704	2,058,824
Cie. des Alpes	83,565	1,174,008
Cie. Plastic Omnium SA	220,746	2,482,071
Coface SA	408,028	4,922,975
Derichebourg SA	338,813	1,468,672
Elior Group SA(a)(c)(d)	486,513	923,110
Elis SA	753,935	12,364,516
Equasens	20,644	1,414,399
Eramet SA(c)	33,320	2,307,356
Esker SA	21,393	2,715,421
Etablissements Maurel et Prom SA	227,944	1,356,813
Euroapi SA(a)(c)	207,896	1,089,393
Eutelsat Communications SA(c)	524,736	2,240,767
Faurecia SE(a)	623,661	10,509,091
Fnac Darty SA	44,285	1,040,605
Gaztransport Et Technigaz SA	132,464	16,943,473
ICADE	135,939	4,441,843
ID Logistics Group(a)(c)	10,841	2,937,434
Imerys SA	133,527	3,540,510
Interparfums SA	81,556	3,852,532
IPSOS	156,028	7,582,572
JCDecaux SE(a)	251,445	3,933,676
Kaufman & Broad SA	50,149	1,334,308
Korian SA(c)	310,706	1,174,129
LISI	72,448	1,677,165
Maisons du Monde SA(d)	108,148	543,834
Manitou BF SA(c)	46,997	991,567
Mercialys SA	372,661	3,174,437
Mersen SA	85,504	2,838,952
Metropole Television SA	95,769	1,200,364
Neoen SA(d)	270,216	7,135,569
Nexans SA	102,727	7,277,095
Nexity SA	177,131	2,474,957
OVH Groupe SAS, NVS(a)(c)	150,968	1,077,261
Peugeot Invest	19,897	1,933,124
Pierre & Vacances SA, NVS(a)	521,305	699,761
Quadient SA	136,225	2,848,089
Rexel SA	961,727	19,641,134
Rubis SCA	384,742	8,376,812

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
SCOR SE	569,405	$16,999,271
Seche Environnement SA, NVS	8,963	922,769
SES SA, Class A	1,519,121	8,863,301
SES-Imagotag SA(a)	25,256	2,528,608
SMCP SA(a)(c)(d)	201,284	715,545
Societe BIC SA	95,290	5,981,179
SOITEC(a)	107,565	16,055,037
Sopra Steria Group SACA	60,707	10,899,105
SPIE SA	564,693	14,850,019
Television Francaise 1	160,289	1,129,548
Trigano SA	33,527	4,402,657
Ubisoft Entertainment SA(a)(c)	371,396	10,589,903
Vallourec SA(a)	629,830	7,564,496
Valneva SE(a)	412,870	2,345,045
Verallia SA(d)	292,985	9,526,819
Vicat SA	67,241	2,064,524
Virbac SA	16,495	4,736,181
Voltalia SA(a)(c)	146,426	1,224,529
Waga Energy SA(a)(c)	17,831	411,300
Wavestone	29,825	1,356,700
		319,352,678
Germany — 4.5%
1&1 AG	142,022	2,442,957
About You Holding SE(a)	140,155	583,545
Adesso SE(c)	11,938	1,128,621
ADVA Optical Networking SE(a)	74,565	1,576,367
AIXTRON SE	458,244	12,877,003
Amadeus Fire AG(c)	21,589	2,492,965
Aroundtown SA(a)(c)	3,393,841	7,669,483
Atoss Software AG	15,604	3,296,760
Aurubis AG	125,287	10,328,273
Auto1 Group SE(a)(c)(d)	382,924	2,253,984
Basler AG	56,205	464,595
BayWa AG(c)	55,735	1,860,564
Befesa SA(d)	157,789	4,615,870
Bertrandt AG	23,238	1,122,448
Bilfinger SE	111,388	4,088,014
Borussia Dortmund GmbH & Co. KGaA(a)	295,562	1,163,371
CANCOM SE(c)	146,083	3,647,153
Ceconomy AG(a)	561,011	1,067,448
Cewe Stiftung & Co. KGaA	19,767	1,793,954
CompuGroup Medical SE & Co. KgaA	105,930	3,884,126
CropEnergies AG	98,962	852,107
CTS Eventim AG & Co. KGaA	247,160	14,964,583
CureVac NV(a)(c)	393,992	2,092,345
Datagroup SE	18,087	997,389
Dermapharm Holding SE	74,371	2,878,276
Deutsche Beteiligungs AG	44,850	1,331,523
Deutsche EuroShop AG	56,769	1,029,553
Deutsche Pfandbriefbank AG(c)(d)	540,080	3,612,251
Deutz AG	460,327	1,865,616
DIC Asset AG(c)	164,120	679,133
Duerr AG	206,321	4,245,162
Eckert & Ziegler Strahlen- und Medizintechnik AG	58,097	2,291,888
Elmos Semiconductor SE	31,327	2,055,699
ElringKlinger AG	108,637	613,036
Encavis AG(a)(c)	482,265	6,297,709
Energiekontor AG	27,671	2,045,537
Evotec SE(a)	562,442	9,724,645
Fielmann AG	98,886	4,259,384
flatexDEGIRO AG(a)(c)	284,984	2,890,591
Formycon AG(a)	35,086	2,073,908
Security	Shares	Value

Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide(a)	144,988	$7,205,827
Freenet AG	481,985	12,234,177
Gerresheimer AG	139,549	13,016,182
GFT Technologies SE	65,830	1,969,917
Grand City Properties SA(a)	311,193	2,782,715
GRENKE AG(c)	111,887	2,397,759
Hamborner REIT AG	283,414	1,875,110
Hamburger Hafen und Logistik AG	103,447	1,836,883
Heidelberger Druckmaschinen AG(a)(c)	1,016,484	1,219,353
Hensoldt AG	209,410	6,205,280
HOCHTIEF AG	91,978	9,528,201
Hornbach Holding AG & Co. KGaA	35,229	2,103,310
Hugo Boss AG	223,606	13,077,591
Hypoport SE(a)(c)	17,648	2,160,363
Indus Holding AG(c)	71,176	1,385,917
Ionos SE(a)	83,169	1,099,042
Jenoptik AG	205,549	4,882,445
JOST Werke AG(d)	50,626	2,323,054
K+S AG, Registered	756,953	12,725,296
KION Group AG	286,041	8,776,331
Kloeckner & Co. SE	276,489	1,716,521
Knaus Tabbert AG	16,400	749,643
Kontron AG(c)	151,940	3,062,563
Krones AG	56,046	5,462,966
LANXESS AG	328,233	7,521,318
MBB SE(c)	8,158	659,102
Medios AG(a)(c)	52,299	823,476
METRO AG(a)(c)	570,132	3,623,544
MorphoSys AG(a)	131,783	4,259,679
Nagarro SE(a)(c)	32,483	2,293,522
Nordex SE(a)(c)	471,412	4,973,162
Norma Group SE	119,333	2,105,330
Northern Data AG(a)(c)	58,797	1,736,609
Patrizia SE	166,228	1,345,353
Pfeiffer Vacuum Technology AG	13,591	2,100,331
PNE AG	131,687	1,672,647
ProSiebenSat.1 Media SE(c)	556,608	3,122,109
PVA TePla AG(a)	84,592	1,286,135
SAF-Holland SE	180,212	2,409,383
Salzgitter AG(c)	92,578	2,313,240
Secunet Security Networks AG	6,343	861,875
SGL Carbon SE(a)(c)	243,401	1,498,874
Shop Apotheke Europe NV(a)(d)	59,968	6,714,923
Siltronic AG	70,550	6,061,894
Sixt SE	55,001	4,745,453
SMA Solar Technology AG(a)(c)	61,288	3,765,518
Stabilus SE	97,422	6,185,901
Steico SE(c)	20,868	608,635
Stratec SE(c)	29,923	1,380,338
Stroeer SE & Co. KGaA	135,006	6,176,829
Suedzucker AG	241,861	3,663,914
SUESS MicroTec SE	72,545	1,256,392
Synlab AG	263,817	2,767,721
TAG Immobilien AG(a)	667,678	7,300,386
Takkt AG	98,431	1,260,213
TeamViewer AG(a)(d)	550,855	8,475,538
thyssenkrupp AG	1,975,300	13,767,163
United Internet AG, Registered	380,787	7,917,198
Varta AG(a)(c)	75,909	1,542,070
VERBIO Vereinigte BioEnergie AG(c)	75,157	2,543,388
Vib Vermoegen AG(a)(c)	31,524	378,252
Vitesco Technologies Group AG(a)	79,775	7,802,462

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Vossloh AG	45,409	$1,763,868
Wacker Neuson SE	108,826	1,996,999
Wuestenrot & Wuerttembergische AG	102,690	1,427,394
		399,062,420
Hong Kong — 1.8%
ASMPT Ltd.	1,224,700	10,372,657
Bank of East Asia Ltd. (The)	4,300,200	5,107,052
Brightoil Petroleum Holdings Ltd.(b)	12,938,512	17
Cafe de Coral Holdings Ltd.	1,324,000	1,667,557
Champion REIT	9,013,000	2,847,097
Chinese Estates Holdings Ltd.(a)(c)	1,527,000	296,811
Chow Sang Sang Holdings International Ltd.	1,346,000	1,547,259
CITIC Telecom International Holdings Ltd.	6,952,000	2,650,574
Citychamp Watch & Jewellery Group Ltd.(a)	5,546,000	870,187
CK Life Sciences International Holdings Inc.(c)	14,480,000	1,296,386
C-Mer Eye Care Holdings Ltd.(a)	2,496,000	1,219,829
Comba Telecom Systems Holdings Ltd.	7,500,000	852,878
Cowell e Holdings Inc.(a)(c)	1,119,000	2,684,596
Dah Sing Banking Group Ltd.	1,916,400	1,257,254
Dah Sing Financial Holdings Ltd.	738,000	1,670,497
EC Healthcare	1,741,000	544,977
E-Commodities Holdings Ltd.	5,724,000	988,510
Far East Consortium International Ltd.	5,233,500	1,076,964
First Pacific Co. Ltd.	9,150,000	3,463,872
Fortune REIT	6,233,000	3,487,299
Fosun Tourism Group(a)(d)	1,004,400	862,483
Giordano International Ltd.	3,968,000	1,130,781
Guotai Junan International Holdings Ltd.	10,623,000	842,348
Haitong International Securities Group Ltd.(a)(c)	7,894,899	1,424,568
Hang Lung Group Ltd.	3,207,000	4,271,513
Health and Happiness H&H International Holdings Ltd.	887,500	1,003,399
HKBN Ltd.	3,345,500	1,158,596
Hong Kong Technology Venture Co. Ltd.(a)	2,146,000	768,532
Hutchison Telecommunications Hong Kong Holdings Ltd.	8,920,000	1,198,291
Hysan Development Co. Ltd.	2,526,000	4,649,750
IGG Inc.(a)	3,090,000	1,086,986
Johnson Electric Holdings Ltd.	1,462,250	1,813,926
JS Global Lifestyle Co. Ltd.(c)(d)	5,357,000	843,677
K Wah International Holdings Ltd.(c)	4,496,000	1,207,234
Kerry Logistics Network Ltd.(c)	1,394,888	1,183,064
Kerry Properties Ltd.	2,309,500	3,886,395
Luk Fook Holdings International Ltd.	1,366,000	3,388,767
Man Wah Holdings Ltd.(c)	6,209,200	3,856,345
MECOM Power and Construction Ltd.	6,883,500	373,827
Melco International Development Ltd.(a)(c)	2,693,000	1,882,388
Melco Resorts & Entertainment Ltd., ADR(a)	868,456	7,329,769
Nissin Foods Co. Ltd.	1,050,000	801,788
NWS Holdings Ltd.	6,354,000	7,518,298
Pacific Basin Shipping Ltd.	21,044,000	6,089,576
PAX Global Technology Ltd.	2,779,000	1,918,217
PCCW Ltd.	17,183,000	8,410,001
Perfect Medical Health Management Ltd.	1,872,000	879,327
Realord Group Holdings Ltd.(a)(c)	1,718,000	1,266,953
Sa Sa International Holdings Ltd.(a)	5,154,000	672,864
Shangri-La Asia Ltd.(a)	4,950,000	3,157,986
Shun Tak Holdings Ltd.(a)	5,260,000	686,080
SJM Holdings Ltd.(a)(c)	10,101,000	3,505,888
SmarTone Telecommunications Holdings Ltd.	1,918,000	1,000,024
Stella International Holdings Ltd.	1,887,500	2,132,264
Sun Hung Kai & Co. Ltd.	2,447,000	816,720
Security	Shares	Value

Hong Kong (continued)
SUNeVision Holdings Ltd.	2,463,000	$916,127
Sunlight REIT	3,585,000	991,552
Texhong Textile Group Ltd.(c)	1,037,500	565,657
Theme International Holdings Ltd.(a)(c)	18,870,000	1,399,972
United Energy Group Ltd.	31,240,000	4,988,132
United Laboratories International Holdings Ltd. (The)	3,902,000	3,983,095
Value Partners Group Ltd.(c)	5,002,000	1,728,874
Vitasoy International Holdings Ltd.(c)	3,404,000	4,199,437
Viva Goods Company Ltd.(a)	15,400,000	2,027,715
Vobile Group Ltd.(a)(c)	5,819,000	1,498,702
VSTECS Holdings Ltd.(c)	3,148,000	1,591,784
VTech Holdings Ltd.	680,600	3,960,290
Xinyi Electric Storage Holdings Ltd.(a)	1	—
Yue Yuen Industrial Holdings Ltd.	3,116,000	3,643,173
		158,415,408
Ireland — 0.3%
Cairn Homes PLC(a)	2,618,741	3,092,477
Dalata Hotel Group PLC	833,926	3,538,333
Glanbia PLC	796,963	12,547,810
Glenveagh Properties PLC(a)(d)	2,229,633	2,151,568
Greencore Group PLC(a)	2,002,524	2,193,805
Irish Residential Properties REIT PLC	1,713,217	1,650,153
Origin Enterprises PLC	446,475	1,483,384
Uniphar PLC(a)	1,069,936	2,371,749
		29,029,279
Israel — 2.6%
Africa Israel Residences Ltd.	23,292	987,691
Airport City Ltd.(a)	274,931	3,620,354
Alony Hetz Properties & Investments Ltd.	640,872	3,126,326
Altshuler Shaham Penn Ltd.	243,547	274,159
Amot Investments Ltd.	953,774	3,994,267
Arad Investment & Industrial Development Ltd.	11,861	1,154,702
Ashtrom Group Ltd.(c)	175,785	1,893,881
Aura Investments Ltd.(c)	364,109	757,212
Azorim-Investment Development & Construction Co. Ltd.(a)(c)	349,523	1,095,735
Bezeq The Israeli Telecommunication Corp. Ltd.	8,308,988	10,224,189
Big Shopping Centers Ltd.(a)	51,078	3,580,149
Blue Square Real Estate Ltd.	23,741	1,163,372
Camtek Ltd./Israel(a)	116,174	6,053,398
Carasso Motors Ltd.	118,758	349,340
Cellcom Israel Ltd.(a)(c)	463,086	1,140,234
Cellebrite DI Ltd.(a)(c)	184,261	1,230,863
Clal Insurance Enterprises Holdings Ltd.(a)	261,495	3,266,622
Danel Adir Yeoshua Ltd.	22,510	1,616,106
Danya Cebus Ltd.	28,415	708,618
Delek Automotive Systems Ltd.	226,441	1,046,753
Delek Group Ltd.	37,099	4,058,791
Delta Galil Industries Ltd.(c)	51,799	1,636,500
Doral Group Renewable Energy Resources Ltd.(a)(c)	378,160	508,171
Elco Ltd.	35,273	843,129
Electra Consumer Products 1970 Ltd.(c)	44,608	647,061
Electra Ltd./Israel	8,355	2,646,833
Electra Real Estate Ltd.(c)	103,772	836,745
Energix-Renewable Energies Ltd.	1,110,588	2,702,363
Enlight Renewable Energy Ltd.(a)	463,408	6,243,781
Equital Ltd.(a)(c)	101,195	2,200,401
Fattal Holdings 1998 Ltd.(a)(c)	29,538	2,443,634
FIBI Holdings Ltd.	65,810	2,317,041
First International Bank Of Israel Ltd. (The)	222,997	7,590,778

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Fiverr International Ltd.(a)(c)	132,093	$2,796,409
Formula Systems 1985 Ltd.(c)	38,948	2,207,784
Fox Wizel Ltd.	31,330	1,778,884
G City Ltd.	347,104	840,712
Harel Insurance Investments & Financial Services Ltd.	484,849	3,114,066
Hilan Ltd.	61,566	2,648,045
Inmode Ltd.(a)(c)	297,626	5,684,657
Innoviz Technologies Ltd.(a)(c)	513,685	770,528
Isracard Ltd.	790,643	2,464,647
Israel Canada T.R Ltd.	577,826	1,215,818
Israel Corp Ltd.	15,412	3,326,634
Isras Investment Co. Ltd.	6,768	1,144,633
Ituran Location and Control Ltd.	57,996	1,434,241
Kenon Holdings Ltd./Singapore	84,800	1,550,626
Kornit Digital Ltd.(a)	196,038	2,705,324
Kvutzat Acro Ltd., NVS(c)	63,547	513,799
M Yochananof & Sons Ltd.(c)	18,703	671,864
Magic Software Enterprises Ltd.(c)	97,852	974,647
Matrix IT Ltd.(c)	140,847	2,378,927
Maytronics Ltd.	189,634	1,764,184
Mega Or Holdings Ltd.(c)	94,048	1,290,330
Melisron Ltd.	105,878	5,738,958
Menora Mivtachim Holdings Ltd.	91,959	1,831,780
Migdal Insurance & Financial Holdings Ltd.	1,616,302	1,519,994
Mivne Real Estate KD Ltd.	2,556,304	5,515,784
Nano Dimension Ltd., ADR(a)(c)	993,837	2,643,606
Nano-X Imaging Ltd.(a)(c)	203,002	1,025,160
Naphtha Israel Petroleum Corp. Ltd.	212,291	814,603
Nayax Ltd.(a)	29,436	596,520
NEOGAMES SA(a)	54,008	1,393,406
Neto Malinda Trading Ltd.(a)(c)	41,153	374,063
Nova Ltd.(a)	114,096	10,925,465
Oil Refineries Ltd.	10,169,951	2,787,804
One Software Technologies Ltd.(c)	158,960	1,614,201
OPC Energy Ltd.(a)(c)	440,057	2,386,758
OY Nofar Energy Ltd.(a)(c)	60,178	1,072,097
Partner Communications Co. Ltd.(a)	519,769	1,888,029
Paz Ashdod Refinery Ltd.(a)	43,065	845,638
Paz Oil Co. Ltd.(a)(c)	40,677	2,892,080
Perion Network Ltd.(a)	185,793	4,784,542
Phoenix Holdings Ltd. (The)	753,681	6,399,487
Prashkovsky Investments and Construction Ltd.(c)	32,077	584,276
Property & Building Corp. Ltd.(a)	10,120	310,760
Radware Ltd.(a)	156,336	2,330,970
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,541	2,027,256
Reit 1 Ltd.	752,792	2,722,545
Retailors Ltd.	74,212	1,285,215
Riskified Ltd.(a)	336,597	1,255,507
Sapiens International Corp. NV	123,643	3,127,688
Scope Metals Group Ltd.(a)(c)	27,739	714,406
Sella Capital Real Estate Ltd.	815,143	1,448,599
Shapir Engineering and Industry Ltd.(c)	574,214	3,077,412
Shikun & Binui Ltd.(a)	1,288,328	2,908,914
Shufersal Ltd.(a)(c)	1,042,322	4,400,287
SimilarWeb Ltd.(a)	56,289	284,822
Sisram Medical Ltd.(c)(d)	522,800	354,549
Strauss Group Ltd.(a)(c)	210,295	3,896,318
Summit Real Estate Holdings Ltd.	142,635	1,367,123
Taboola.com Ltd.(a)(c)	533,119	1,956,547
Tadiran Group Ltd.(c)	13,019	670,971
Security	Shares	Value

Israel (continued)
Taro Pharmaceutical Industries Ltd.(a)(c)	37,009	$1,256,826
Tel Aviv Stock Exchange Ltd.(a)(c)	383,571	1,706,359
Tower Semiconductor Ltd.(a)	435,279	10,109,011
WalkMe Ltd.(a)(c)	87,047	817,371
YH Dimri Construction & Development Ltd.(c)	28,837	1,548,617
ZIM Integrated Shipping Services Ltd.(c)	385,267	2,981,967
		233,430,249
Italy — 3.5%
A2A SpA	6,170,855	11,582,650
ACEA SpA	162,835	1,960,709
Anima Holding SpA(d)	681,837	2,786,575
Antares Vision SpA(a)(c)	99,536	279,096
Arnoldo Mondadori Editore SpA	490,976	1,075,940
Ascopiave SpA	272,720	605,987
Azimut Holding SpA	413,375	8,710,182
Banca Generali SpA	226,072	7,333,647
Banca IFIS SpA	104,589	1,788,655
Banca Mediolanum SpA	880,686	7,191,287
Banca Monte dei Paschi di Siena SpA(a)(c)	1,977,803	5,354,928
Banca Popolare di Sondrio SpA	1,600,288	8,731,539
Banco BPM SpA	5,756,163	29,450,470
BFF Bank SpA(d)	721,987	6,941,116
Biesse SpA	38,657	409,525
Bio On SpA(a)(b)(c)	19,879	—
BPER Banca	4,014,073	13,062,389
Brembo SpA	588,434	6,331,370
Brunello Cucinelli SpA	138,032	11,102,980
Buzzi Unicem SpA	392,184	10,384,707
Carel Industries SpA(d)	153,125	3,188,585
CIR SpA-Compagnie Industriali(a)	4,850,095	1,978,342
Credito Emiliano SpA	337,263	2,734,731
d’Amico International Shipping SA, NVS	166,553	874,100
Danieli & C Officine Meccaniche SpA	38,692	1,023,500
Datalogic SpA	93,522	561,000
De’ Longhi SpA	298,656	6,682,471
Digital Value SpA	15,009	774,615
doValue SpA(c)(d)	239,641	824,084
El.En. SpA	173,244	1,620,218
Enav SpA(d)	1,037,129	3,456,704
ERG SpA	234,705	5,766,891
Eurogroup Laminations SpA(a)	297,812	978,117
Fila SpA	119,208	895,081
Fincantieri SpA(a)(c)	2,127,104	1,134,347
GVS SpA(a)(d)	271,356	1,216,331
Hera SpA	3,182,770	8,953,424
Illimity Bank SpA(c)	226,334	1,153,510
Industrie De Nora SpA(c)	126,554	1,788,444
Interpump Group SpA	308,416	12,896,200
Iren SpA	2,535,902	5,081,775
Italgas SpA	1,981,299	10,068,577
Juventus Football Club SpA(a)(c)	4,068,693	1,087,465
Leonardo SpA	1,621,146	24,499,544
Lottomatica Group SpA(a)	264,074	2,496,868
LU-VE SpA, NVS	34,181	636,538
Maire Tecnimont SpA(c)	582,356	2,707,973
MARR SpA	130,976	1,554,563
OVS SpA(d)	820,795	1,453,643
Pharmanutra SpA	14,587	744,715
Piaggio & C SpA	637,522	1,714,360
Pirelli & C SpA(d)	1,171,632	5,219,954
RAI Way SpA(d)	367,330	1,825,132
Reply SpA	94,281	8,896,192

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Safilo Group SpA(a)(c)	874,259	$714,612
Saipem SpA(a)	4,683,980	7,137,572
Salcef SpA	72,629	1,725,255
Salvatore Ferragamo SpA(c)	225,823	2,762,932
Sanlorenzo SpA/Ameglia	55,210	1,964,665
Saras SpA(c)	2,066,116	3,003,307
Seco SpA(a)(c)	151,538	503,154
Sesa SpA	29,210	2,950,570
SOL SpA	135,175	3,890,073
Tamburi Investment Partners SpA	437,175	3,666,107
Technogym SpA(d)	518,746	3,905,028
Technoprobe SpA(a)(c)	579,297	4,221,722
Tinexta SpA	80,793	1,392,380
Tod’s SpA(a)	38,400	1,286,446
Unipol Gruppo SpA	1,516,339	8,214,890
Webuild SpA	1,596,357	2,874,966
Wiit SpA(c)	37,539	587,062
Zignago Vetro SpA	135,391	1,770,660
		314,143,147
Japan — 33.9%
77 Bank Ltd. (The)	207,900	4,633,892
Abalance Corp.(c)	41,300	880,086
ABC-Mart Inc.	389,200	6,028,332
Activia Properties Inc.	2,696	7,293,992
Adastria Co. Ltd.	98,180	2,060,384
ADEKA Corp.	306,000	5,115,779
Advance Logistics Investment Corp.	2,400	1,955,034
Advance Residence Investment Corp.	5,353	11,638,508
Adventure Inc.(c)	14,700	496,458
Aeon Delight Co. Ltd.	77,700	1,713,267
AEON Financial Service Co. Ltd.	413,700	3,410,319
Aeon Hokkaido Corp.	194,200	1,129,943
Aeon Mall Co. Ltd.	361,200	4,107,323
AEON REIT Investment Corp.	6,739	6,415,476
Ai Holdings Corp.	131,800	2,040,312
Aica Kogyo Co. Ltd.	199,300	4,579,029
Aichi Corp.	124,700	746,569
Aichi Financial Group Inc., NVS	171,500	2,699,234
Aida Engineering Ltd.	177,200	1,047,346
Aiful Corp.	1,194,500	3,008,322
Ain Holdings Inc.	110,100	3,112,999
Air Water Inc.	731,600	9,224,525
Airtrip Corp.(a)(c)	53,500	641,226
Alfresa Holdings Corp.	725,300	11,489,174
Alpen Co. Ltd.(c)	73,600	953,559
Alpha Systems Inc.	25,500	466,049
Alps Alpine Co. Ltd.	721,400	5,919,965
Amada Co. Ltd.	1,350,300	13,098,524
Amano Corp.	212,000	4,330,377
Amvis Holdings Inc.	160,400	2,736,290
Anicom Holdings Inc.	273,000	989,450
Anritsu Corp.	529,800	3,943,907
Anycolor Inc.(a)(c)	73,200	1,718,479
AOKI Holdings Inc.	147,700	967,475
Aozora Bank Ltd.(c)	457,600	9,333,527
Appier Group Inc.(a)	221,600	1,824,288
Arata Corp.	43,700	1,626,428
ARCLANDS Corp.	205,662	2,202,962
Arcs Co. Ltd.	153,200	2,927,416
Argo Graphics Inc.	65,800	1,442,034
Ariake Japan Co. Ltd.	71,900	2,273,846
As One Corp.	113,100	3,604,482
Security	Shares	Value

Japan (continued)
Asahi Holdings Inc.	289,000	$3,658,684
Asahi Yukizai Corp.	47,600	1,165,632
Asics Corp.	647,400	20,507,679
ASKUL Corp.	155,500	2,029,957
Atom Corp.(a)(c)	452,200	2,713,419
Autobacs Seven Co. Ltd.	247,600	2,546,812
Avex Inc.	124,400	1,136,072
Awa Bank Ltd. (The)	124,800	2,073,336
Axial Retailing Inc.	49,100	1,257,583
AZ-COM MARUWA Holdings Inc.	151,000	2,072,285
Base Co. Ltd.	27,900	783,051
Belc Co. Ltd.	41,300	1,937,011
Bell System24 Holdings Inc.	126,300	1,295,542
Belluna Co. Ltd.	228,000	926,425
Benefit One Inc.	306,800	2,199,870
Benesse Holdings Inc.	258,500	3,056,344
BeNext-Yumeshin Group Co.	216,531	2,685,821
Bengo4.com Inc.(a)(c)	32,900	923,602
Bic Camera Inc.	362,100	2,741,432
BIPROGY Inc.	298,200	7,437,788
BML Inc.	80,400	1,521,514
Bunka Shutter Co. Ltd.	207,500	1,750,001
Bushiroad Inc.(c)	146,400	497,884
C Uyemura & Co. Ltd.	41,200	2,236,959
C.I. Takiron Corp.	177,700	684,060
Calbee Inc.	316,900	6,087,779
Canon Electronics Inc.	51,000	650,191
Canon Marketing Japan Inc.	185,900	4,457,986
Casio Computer Co. Ltd.	741,000	5,937,639
Cawachi Ltd.	59,100	988,355
Central Glass Co. Ltd.	84,200	1,595,799
Change Holdings Inc.(c)	174,900	1,784,422
Chiyoda Corp.(a)(c)	619,600	1,456,639
Chofu Seisakusho Co. Ltd.	68,000	969,171
Chudenko Corp.	105,200	1,712,020
Chugin Financial Group Inc., NVS	531,400	4,237,096
Chugoku Electric Power Co. Inc. (The)	1,149,500	7,188,040
Chugoku Marine Paints Ltd.	151,500	1,370,410
Citizen Watch Co. Ltd.	717,000	4,181,554
CKD Corp.	201,700	2,536,488
Coca-Cola Bottlers Japan Holdings Inc.	522,000	6,999,267
COLOPL Inc.(a)	226,000	869,141
Colowide Co. Ltd.	285,300	4,442,128
Comforia Residential REIT Inc.	2,697	5,723,734
COMSYS Holdings Corp.	453,800	9,334,778
Comture Corp.	93,600	1,251,212
Cosmo Energy Holdings Co. Ltd.	242,900	8,885,524
Cosmos Pharmaceutical Corp.	79,100	8,231,744
Cover Corp.(a)(c)	46,700	737,427
CRE Logistics REIT Inc.	2,460	2,584,866
Create Restaurants Holdings Inc.	458,100	3,174,862
Create SD Holdings Co. Ltd.	105,900	2,271,005
Credit Saison Co. Ltd.	581,200	8,712,076
Curves Holdings Co. Ltd.	201,800	880,284
CYBERDYNE Inc.(a)(c)	416,600	726,815
Cybozu Inc.	114,900	1,431,595
Daicel Corp.	898,700	7,642,249
Daido Steel Co. Ltd.	103,200	4,048,483
Daiei Kankyo Co. Ltd.	158,900	2,193,706
Daihen Corp.	73,700	2,322,878
Daiho Corp.	27,500	702,401
Daiichikosho Co. Ltd.	297,600	4,398,962

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiki Aluminium Industry Co. Ltd.	100,400	$831,102
Daikokutenbussan Co. Ltd.(c)	21,200	898,434
Daio Paper Corp.	326,500	2,682,567
Daiseki Co. Ltd.	160,660	4,437,026
Daishi Hokuetsu Financial Group Inc.	134,900	3,522,639
Daiwa Industries Ltd.	119,700	1,026,445
Daiwa Office Investment Corp.	1,148	5,021,882
Daiwa Securities Living Investments Corp.	7,404	5,474,584
Daiwabo Holdings Co. Ltd.	323,500	6,148,667
DCM Holdings Co. Ltd.	428,400	3,345,171
Demae-Can Co. Ltd.(a)(c)	207,000	438,514
DeNA Co. Ltd.	286,200	2,795,933
Denka Co. Ltd.	293,100	5,294,419
Descente Ltd.	134,600	3,754,122
Dexerials Corp.	212,800	4,854,035
DIC Corp.	303,300	4,782,542
Digital Arts Inc.	41,500	1,144,730
Digital Garage Inc.	134,000	2,683,851
Dip Corp.	139,600	2,766,783
DMG Mori Co. Ltd.	449,100	7,428,116
Doshisha Co. Ltd.	98,800	1,470,820
Doutor Nichires Holdings Co. Ltd.	121,400	1,752,857
Dowa Holdings Co. Ltd.	207,500	6,343,347
DTS Corp.	135,600	2,785,005
Duskin Co. Ltd.	157,100	3,425,196
DyDo Group Holdings Inc.	37,600	1,455,188
Eagle Industry Co. Ltd.	45,700	498,201
Earth Corp.	58,700	1,930,850
Ebara Corp.	368,700	16,327,345
EDION Corp.	252,500	2,518,379
eGuarantee Inc.	140,400	1,621,766
Eiken Chemical Co. Ltd.	124,700	1,229,972
Eizo Corp.	54,200	1,739,147
Elan Corp.(c)	124,800	616,881
Elecom Co. Ltd.	168,500	1,910,559
Electric Power Development Co. Ltd.	575,100	8,816,672
EM Systems Co. Ltd.	182,900	869,780
en Japan Inc.	123,000	1,834,644
eRex Co. Ltd.(c)	123,100	606,930
ES-Con Japan Ltd.	142,600	832,201
Euglena Co. Ltd.(a)	412,000	1,999,823
Exedy Corp.	123,500	2,062,003
EXEO Group Inc.	373,700	7,761,658
Ezaki Glico Co. Ltd.	195,700	5,688,444
Fancl Corp.	312,200	4,667,565
FCC Co. Ltd.	143,700	1,705,147
Ferrotec Holdings Corp.	187,000	3,286,930
Fields Corp.	149,700	1,629,843
Financial Products Group Co. Ltd.	252,900	2,402,319
Food & Life Companies Ltd.	442,300	7,454,863
FP Corp.	185,800	3,577,885
FP Partner Inc.(a)	28,800	791,772
Freee KK(a)(c)	163,400	2,728,634
Frontier Real Estate Investment Corp.	1,910	5,714,017
Fuji Co. Ltd./Ehime	122,400	1,547,362
Fuji Corp./Aichi	279,900	4,214,692
Fuji Kyuko Co. Ltd.	84,300	2,379,472
Fuji Media Holdings Inc.	183,000	1,817,503
Fuji Oil Holdings Inc.	173,000	2,747,985
Fuji Seal International Inc.	155,200	1,728,800
Fuji Soft Inc.	203,500	7,323,006
Fujicco Co. Ltd.	41,300	532,905
Security	Shares	Value

Japan (continued)
Fujikura Ltd.	939,000	$6,744,003
Fujimi Inc.	207,600	4,144,078
Fujimori Kogyo Co. Ltd.	45,800	1,155,675
Fujio Food Group Inc.(a)(c)	79,600	736,201
Fujitec Co. Ltd.	248,900	5,403,645
Fujitsu General Ltd.	235,300	4,184,743
Fujiya Co. Ltd.	39,200	647,059
Fukui Computer Holdings Inc.	41,300	709,035
Fukuoka Financial Group Inc.	654,500	17,300,874
Fukuoka REIT Corp.	2,525	2,718,570
Fukushima Galilei Co. Ltd.	41,300	1,367,244
Fukuyama Transporting Co. Ltd.	82,600	2,257,309
Fullcast Holdings Co. Ltd.	72,400	819,268
Funai Soken Holdings Inc.	147,960	2,431,857
Furukawa Co. Ltd.	119,700	1,679,408
Furukawa Electric Co. Ltd.	269,300	4,035,349
Fuso Chemical Co. Ltd.	75,700	2,056,920
Future Corp.	169,700	1,936,782
Fuyo General Lease Co. Ltd.	63,400	5,154,464
G-7 Holdings Inc.	80,800	617,015
Genky DrugStores Co. Ltd.	33,200	1,264,278
Geo Holdings Corp.	104,300	1,630,564
Giken Ltd.	61,800	732,463
Global One Real Estate Investment Corp.	3,897	2,956,174
GLOBERIDE Inc.	61,200	789,803
Glory Ltd.	164,500	3,066,989
GMO Financial Gate Inc.	17,500	981,099
GMO Financial Holdings Inc.	181,500	824,875
GMO internet group Inc.	260,600	3,795,580
GNI Group Ltd.(a)(c)	196,197	2,605,821
Goldcrest Co. Ltd.	66,400	946,885
Goldwin Inc.	84,900	5,362,021
Gree Inc.	252,300	942,859
GS Yuasa Corp.	252,200	4,068,768
G-Tekt Corp.	82,800	966,330
GungHo Online Entertainment Inc.	172,730	2,604,341
Gunma Bank Ltd. (The)	1,307,200	6,317,137
Gunze Ltd.	57,400	1,721,207
H.U. Group Holdings Inc.	215,400	3,620,018
H2O Retailing Corp.	370,300	3,967,060
Hachijuni Bank Ltd. (The)	1,391,800	7,926,478
Hakuto Co. Ltd.	41,300	1,396,639
Halows Co. Ltd.	28,500	800,664
Hamakyorex Co. Ltd.	58,500	1,464,520
Hankyu Hanshin REIT Inc.	2,399	2,253,921
Hanwa Co. Ltd.	124,500	3,752,817
Harmonic Drive Systems Inc.	209,600	4,539,815
Haseko Corp.	974,800	11,996,709
Hazama Ando Corp.	553,900	4,287,198
Heiwa Corp.	211,200	2,989,602
Heiwa Real Estate Co. Ltd.	120,800	3,092,336
Heiwa Real Estate REIT Inc.	3,632	3,395,253
Heiwado Co. Ltd.	111,100	1,817,162
Hiday Hidaka Corp.	100,000	1,828,645
Hino Motors Ltd.(a)	1,123,600	3,270,379
Hioki E.E. Corp.	39,300	1,708,213
Hirata Corp.	36,500	1,660,498
Hirogin Holdings Inc.	974,900	6,199,075
HIS Co. Ltd.(a)(c)	203,900	2,301,599
Hisamitsu Pharmaceutical Co. Inc.	205,700	6,560,888
Hitachi Zosen Corp.	627,000	3,270,796
Hogy Medical Co. Ltd.	87,900	1,909,906

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hokkaido Electric Power Co. Inc.	626,500	$2,635,510
Hokkoku Financial Holdings Inc.	80,100	2,650,258
Hokuetsu Corp.(c)	449,400	3,448,113
Hokuhoku Financial Group Inc.	421,700	4,923,380
Hokuriku Electric Power Co.(a)	661,600	3,281,692
Hokuto Corp.	96,900	1,162,914
Horiba Ltd.	142,900	7,225,207
Hoshino Resorts REIT Inc.	962	3,784,910
Hosiden Corp.	152,600	1,793,543
House Foods Group Inc.	243,200	5,135,429
Hulic Reit Inc.	5,005	5,105,562
Hyakugo Bank Ltd. (The)	806,100	3,047,827
Ichibanya Co. Ltd.	52,100	1,837,950
Ichigo Inc.	940,600	2,058,277
Ichigo Office REIT Investment Corp.	4,322	2,424,803
Idec Corp.	113,200	2,031,213
IDOM Inc.	224,400	1,350,366
IHI Corp.	549,300	10,542,261
Iino Kaiun Kaisha Ltd.	252,700	1,812,541
Inaba Denki Sangyo Co. Ltd.	184,800	3,853,611
Inabata & Co. Ltd.	157,000	3,277,691
Inageya Co. Ltd.(c)	99,000	1,049,173
Industrial & Infrastructure Fund Investment Corp.	8,169	7,342,290
Infocom Corp.	90,900	1,513,567
Infomart Corp.	765,800	1,836,759
Information Services International-Dentsu Ltd.	105,300	3,573,802
INFRONEER Holdings Inc.	700,628	7,390,824
Insource Co. Ltd.	207,700	1,224,196
Internet Initiative Japan Inc.	435,700	7,040,301
Invincible Investment Corp.	26,437	10,167,679
Iriso Electronics Co. Ltd.	77,900	1,839,095
Isetan Mitsukoshi Holdings Ltd.	1,335,900	15,070,237
Ispace Inc., NVS(c)	74,700	437,129
Ito En Ltd.	181,900	5,910,920
Itochu Enex Co. Ltd.	230,700	2,267,646
Itochu-Shokuhin Co. Ltd.	23,200	1,006,721
Itoham Yonekyu Holdings Inc.(c)	102,840	2,842,098
Iwatani Corp.	175,400	8,389,115
Iyogin Holdings Inc., NVS	1,033,900	7,442,360
Izumi Co. Ltd.	126,600	3,201,146
J Front Retailing Co. Ltd.	969,500	9,242,532
J Trust Co. Ltd.(c)	278,600	883,779
JAC Recruitment Co. Ltd.	77,200	1,232,263
Jaccs Co. Ltd.	82,400	2,832,362
JAFCO Group Co. Ltd.	203,600	2,192,938
Japan Airport Terminal Co. Ltd.	246,300	10,832,033
Japan Aviation Electronics Industry Ltd.	186,100	3,507,710
Japan Display Inc.(a)(c)	2,469,700	609,997
Japan Elevator Service Holdings Co. Ltd.	265,100	3,513,146
Japan Excellent Inc.	4,725	4,147,221
Japan Hotel REIT Investment Corp.	17,579	7,991,999
Japan Lifeline Co. Ltd.	227,100	1,731,720
Japan Logistics Fund Inc.	3,450	6,390,390
Japan Material Co. Ltd.	249,900	3,509,450
Japan Petroleum Exploration Co. Ltd.	124,700	4,269,927
Japan Prime Realty Investment Corp.	3,277	7,675,700
Japan Pulp & Paper Co. Ltd.	41,300	1,294,736
Japan Securities Finance Co. Ltd.	326,300	3,249,238
Japan Steel Works Ltd. (The)	238,800	3,874,460
Japan Wool Textile Co. Ltd. (The)	191,100	1,737,394
JCR Pharmaceuticals Co. Ltd.	274,400	2,100,097
JCU Corp.	73,200	1,596,708
Security	Shares	Value

Japan (continued)
JDC Corp.	162,300	$651,545
Jeol Ltd.	172,800	4,878,722
JGC Holdings Corp.	873,600	10,760,114
JINS Holdings Inc.(c)	48,800	1,347,114
JMDC Inc.(c)	87,600	2,453,360
J-Oil Mills Inc.	41,100	482,541
Joshin Denki Co. Ltd.	66,800	1,061,110
Joyful Honda Co. Ltd.	198,400	2,330,245
JTEKT Corp.	814,300	6,713,878
JTOWER Inc.(a)	41,600	1,513,867
Juroku Financial Group Inc.	123,200	3,319,260
Justsystems Corp.	136,400	2,430,707
Kadokawa Corp.	363,534	7,002,762
Kaga Electronics Co. Ltd.	67,700	2,709,043
Kagome Co. Ltd.	301,000	6,261,808
Kakaku.com Inc	523,600	5,049,852
Kaken Pharmaceutical Co. Ltd.	118,800	2,630,844
Kameda Seika Co. Ltd.	50,800	1,373,036
Kamigumi Co. Ltd.	380,000	7,708,889
Kanamoto Co. Ltd.	113,300	1,838,763
Kandenko Co. Ltd.	428,200	3,967,841
Kaneka Corp.	185,900	4,549,305
Kanematsu Corp.	290,200	3,921,636
Kansai Paint Co. Ltd.	705,800	10,329,170
Kanto Denka Kogyo Co. Ltd.	179,000	945,891
Kappa Create Co. Ltd.(a)(c)	112,900	1,186,231
Katakura Industries Co. Ltd.	57,800	650,427
Katitas Co. Ltd.	205,500	2,742,896
Kato Sangyo Co. Ltd.	91,900	2,583,957
Kawasaki Heavy Industries Ltd.	599,700	13,236,477
KeePer Technical Laboratory Co. Ltd.(c)	49,300	1,858,363
Keihan Holdings Co. Ltd.	415,300	10,157,388
Keihanshin Building Co. Ltd.	110,800	1,016,650
Keikyu Corp.	865,400	7,337,221
Keiyo Bank Ltd. (The)	384,700	1,745,454
Keiyo Co. Ltd.	134,200	1,155,628
Kenedix Residential Next Investment Corp.(a)	2,462	3,430,216
Kenedix Retail REIT Corp.(a)	1,338	2,337,190
Kewpie Corp.	395,800	6,869,800
KFC Holdings Japan Ltd.	51,200	1,019,915
KH Neochem Co. Ltd.	124,700	1,888,919
Kinden Corp.	476,600	7,219,272
Kintetsu Department Store Co. Ltd.	40,300	751,776
Kisoji Co. Ltd.	109,700	1,937,932
Kissei Pharmaceutical Co. Ltd.	113,400	2,398,518
Ki-Star Real Estate Co. Ltd.	37,400	1,053,644
Kitz Corp.	219,500	1,483,204
Kiyo Bank Ltd. (The)	228,000	2,353,626
Koa Corp.	124,400	1,198,770
Kobe Steel Ltd.	1,433,700	16,951,293
Kohnan Shoji Co. Ltd.(c)	83,800	2,172,344
Kokuyo Co. Ltd.	324,100	5,023,541
KOMEDA Holdings Co. Ltd.	185,400	3,383,086
Komeri Co. Ltd.	122,400	2,538,066
Konica Minolta Inc.(a)	1,797,100	5,033,635
Konishi Co. Ltd.	129,900	1,926,997
Konoike Transport Co. Ltd.	89,700	1,187,242
Kosaido Holdings Co. Ltd.(c)	65,200	1,276,113
Koshidaka Holdings Co. Ltd.	220,400	1,568,064
Kotobuki Spirits Co. Ltd.	363,000	4,820,268
Krosaki Harima Corp.	17,300	1,095,438
K’s Holdings Corp.	540,840	5,032,941

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kumagai Gumi Co. Ltd.	124,400	$3,117,605
Kumiai Chemical Industry Co. Ltd.	275,500	2,008,042
Kura Sushi Inc.(c)	81,400	1,937,246
Kuraray Co. Ltd.	1,121,600	12,832,415
Kureha Corp.	60,300	3,581,150
Kusuri no Aoki Holdings Co. Ltd.	60,800	3,983,473
KYB Corp.	62,300	1,840,463
Kyoei Steel Ltd.	85,500	1,084,603
Kyokuto Kaihatsu Kogyo Co. Ltd.	125,500	1,528,694
Kyorin Pharmaceutical Co. Ltd.	146,200	1,724,494
Kyoritsu Maintenance Co. Ltd.	124,500	4,761,623
Kyoto Financial Group Inc.	229,500	13,011,229
Kyudenko Corp.	166,300	4,967,543
Kyushu Electric Power Co. Inc.(a)	1,605,900	10,260,310
Kyushu Financial Group Inc.	1,267,600	7,987,749
Kyushu Railway Co.	531,700	10,871,295
LaSalle Logiport REIT	7,326	7,184,768
Lawson Inc.	182,100	8,772,517
Leopalace21 Corp.(a)	699,100	1,503,831
Life Corp.	103,300	2,435,048
LIFENET INSURANCE Co.(a)(c)	228,300	1,458,813
Link And Motivation Inc.	228,900	612,885
Lintec Corp.	144,100	2,381,866
Lion Corp.	928,100	8,906,685
LITALICO Inc.	85,800	1,152,827
M&A Capital Partners Co. Ltd.	56,300	1,021,986
M&A Research Institute Inc., NVS(a)(c)	98,500	2,158,738
Mabuchi Motor Co. Ltd.	188,000	5,371,071
Macnica Holdings Inc.	180,750	7,343,769
Maeda Kosen Co. Ltd.	68,400	1,332,544
Makino Milling Machine Co. Ltd.	89,100	3,717,990
Management Solutions Co. Ltd.	41,300	718,918
Mandom Corp.	146,300	1,341,963
Mani Inc.	294,300	4,003,472
Maruha Nichiro Corp.	145,800	2,495,872
Marui Group Co. Ltd.	719,600	11,379,127
Maruichi Steel Tube Ltd.	226,900	5,630,833
MARUKA FURUSATO Corp.	69,700	1,279,936
Maruwa Co. Ltd./Aichi	34,700	6,088,580
Maruzen Showa Unyu Co. Ltd.	41,400	1,045,175
Matsuda Sangyo Co. Ltd.	58,100	1,011,886
Matsui Securities Co. Ltd.(c)	487,300	2,423,627
Matsuyafoods Holdings Co. Ltd.	38,400	1,101,370
Max Co. Ltd.	96,800	1,633,607
Maxell Ltd.	154,300	1,650,356
Maxvalu Tokai Co. Ltd.	41,300	816,136
MCJ Co. Ltd.	242,500	1,744,635
Mebuki Financial Group Inc.	3,971,800	12,023,483
Medipal Holdings Corp.	762,700	12,823,265
Medley Inc.(a)	84,600	2,445,866
Megachips Corp.	52,700	1,358,748
Megmilk Snow Brand Co. Ltd.	186,500	3,005,999
Meidensha Corp.	124,500	1,950,524
Meiko Electronics Co. Ltd.	79,600	1,651,060
Meitec Corp.	274,200	4,825,944
Melco Holdings Inc.	24,000	547,595
Menicon Co. Ltd.	240,800	2,791,603
Mercari Inc.(a)(c)	453,600	9,103,502
METAWATER Co. Ltd.	102,100	1,287,156
Micronics Japan Co. Ltd.	114,900	1,740,836
Mie Kotsu Group Holdings Inc.	211,600	789,774
Milbon Co. Ltd.	107,100	2,831,375
Security	Shares	Value

Japan (continued)
Mimasu Semiconductor Industry Co. Ltd.	69,300	$1,123,773
Mirai Corp.	6,857	2,070,559
MIRAIT ONE corp.	360,900	4,783,278
Mitani Sekisan Co. Ltd.	39,400	1,187,909
Mitsubishi Estate Logistics REIT Investment Corp.	1,990	5,008,267
Mitsubishi Gas Chemical Co. Inc.	622,200	8,409,571
Mitsubishi Logisnext Co. Ltd.	139,800	1,096,787
Mitsubishi Logistics Corp.	208,000	5,441,263
Mitsubishi Materials Corp.	499,000	8,018,737
Mitsubishi Motors Corp.	2,731,900	8,923,940
Mitsubishi Pencil Co. Ltd.	129,500	1,596,351
Mitsubishi Research Institute Inc.	41,300	1,335,150
Mitsubishi Shokuhin Co. Ltd.	68,800	1,814,115
Mitsuboshi Belting Ltd.	88,500	2,554,897
Mitsui DM Sugar Holdings Co. Ltd.	53,600	1,089,545
Mitsui Fudosan Logistics Park Inc.	2,196	6,639,013
Mitsui High-Tec Inc.(c)	78,400	3,310,247
Mitsui Mining & Smelting Co. Ltd.	216,400	5,619,174
Mitsui-Soko Holdings Co. Ltd.	80,300	2,287,231
Mitsuuroko Group Holdings Co. Ltd.	132,200	1,136,682
Miura Co. Ltd.	345,500	6,698,900
Mixi Inc.	157,900	2,391,560
Mizuho Leasing Co. Ltd.	109,000	3,467,809
Mizuno Corp.	78,500	2,302,835
Mochida Pharmaceutical Co. Ltd.	82,000	1,806,915
Modec Inc.(a)	87,000	956,879
Monex Group Inc.	715,770	3,148,078
Money Forward Inc.(a)	173,300	4,377,216
Monogatari Corp. (The)	124,400	3,368,820
Mori Hills REIT Investment Corp.	6,087	5,697,105
Mori Trust Reit Inc.	9,561	4,661,117
Morinaga & Co. Ltd.	128,600	4,637,870
Morinaga Milk Industry Co. Ltd.	141,800	5,530,899
Morita Holdings Corp.	105,500	1,082,311
MOS Food Services Inc.	104,500	2,279,681
Musashi Seimitsu Industry Co. Ltd.	180,500	1,737,259
Musashino Bank Ltd. (The)	121,200	2,285,272
Nabtesco Corp.	437,600	7,750,634
Nachi-Fujikoshi Corp.	47,900	1,193,621
Nafco Co. Ltd.	71,800	878,060
Nagaileben Co. Ltd.(c)	88,600	1,222,666
Nagase & Co. Ltd.	363,600	5,508,210
Nagawa Co. Ltd.	38,000	1,545,751
Nagoya Railroad Co. Ltd.	760,800	10,650,281
Nakanishi Inc.	280,900	6,169,472
Nankai Electric Railway Co. Ltd.	399,900	7,658,787
Nanto Bank Ltd. (The)	105,800	1,904,366
NEC Networks & System Integration Corp.	263,400	3,564,763
NET One Systems Co. Ltd.	326,000	4,975,712
Nextage Co. Ltd.	175,600	2,426,145
NH Foods Ltd.	328,700	9,862,032
NHK Spring Co. Ltd.	752,200	5,322,570
Nichias Corp.	206,400	4,094,919
Nichicon Corp.	170,900	1,428,349
Nichiden Corp.	41,700	693,115
Nichiha Corp.	97,500	1,925,234
Nichirei Corp.	425,800	9,216,025
Nifco Inc./Japan	318,900	7,478,909
Nihon Kohden Corp.	313,900	7,413,928
Nihon M&A Center Holdings Inc.	1,192,600	5,446,962
Nihon Parkerizing Co. Ltd.	376,800	2,734,655
Nikkiso Co. Ltd.	195,500	1,245,266

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nikkon Holdings Co. Ltd.	207,900	$4,411,375
Nikon Corp.	1,178,700	11,191,058
Nippn Corp., New	181,800	2,768,688
Nippon Accommodations Fund Inc.	2,027	8,166,373
Nippon Carbon Co. Ltd.	41,700	1,221,483
Nippon Ceramic Co. Ltd.	84,700	1,473,598
Nippon Densetsu Kogyo Co. Ltd.	144,300	1,967,245
Nippon Electric Glass Co. Ltd.	323,900	6,475,496
Nippon Gas Co. Ltd.	410,600	6,171,111
Nippon Kanzai Holdings Co. Ltd.	67,100	1,112,334
Nippon Kayaku Co. Ltd.	488,800	4,199,037
Nippon Light Metal Holdings Co. Ltd.	207,890	2,280,162
Nippon Paper Industries Co. Ltd.(a)	381,100	3,315,996
Nippon Parking Development Co. Ltd.	949,200	1,343,938
Nippon Pillar Packing Co. Ltd.	66,400	1,657,348
NIPPON REIT Investment Corp.	1,757	4,059,235
Nippon Road Co. Ltd. (The)	81,200	1,066,898
Nippon Seiki Co. Ltd.	172,900	1,231,027
Nippon Shinyaku Co. Ltd.	207,700	8,423,495
Nippon Shokubai Co. Ltd.	111,600	4,145,050
Nippon Signal Company Ltd.	186,800	1,155,135
Nippon Soda Co. Ltd.	85,700	3,072,581
Nippon Suisan Kaisha Ltd.	1,108,400	5,378,565
Nippon Television Holdings Inc.	202,600	1,971,005
Nipro Corp.	567,200	4,318,923
Nishimatsu Construction Co. Ltd.	133,000	3,202,232
Nishimatsuya Chain Co. Ltd.	146,000	1,875,231
Nishi-Nippon Financial Holdings Inc.	465,700	5,561,907
Nishi-Nippon Railroad Co. Ltd.	235,900	3,811,377
Nishio Holdings Co. Ltd.	78,000	1,728,364
Nissan Shatai Co. Ltd.	287,200	1,643,468
Nissha Co. Ltd.	147,300	1,531,460
Nisshin Oillio Group Ltd. (The)	100,300	2,801,330
Nisshin Seifun Group Inc.	805,900	12,156,020
Nisshinbo Holdings Inc.	493,600	3,570,295
Niterra Co. Ltd.	610,600	13,666,935
Nitta Corp.	64,900	1,465,445
Nittetsu Mining Co. Ltd.	48,800	1,536,586
Nitto Boseki Co. Ltd.	91,300	2,054,790
Nitto Kogyo Corp.	99,400	2,271,957
Noevir Holdings Co. Ltd.	58,200	2,041,275
NOF Corp.	265,000	10,454,498
Nohmi Bosai Ltd.	86,900	1,046,362
Nojima Corp.	232,600	2,071,591
NOK Corp.	306,300	3,630,813
Nomura Co. Ltd.	285,000	1,640,914
Noritake Co. Ltd./Nagoya Japan	39,000	1,517,932
Noritsu Koki Co. Ltd.	69,000	1,460,607
Noritz Corp.	98,400	1,033,030
North Pacific Bank Ltd.	1,030,500	2,653,734
NS Solutions Corp.	124,400	3,612,513
NS United Kaiun Kaisha Ltd.	41,700	1,185,344
NSD Co. Ltd.	261,480	4,549,458
NSK Ltd.	1,553,400	8,361,054
NTN Corp.	1,556,600	2,773,004
NTT UD REIT Investment Corp.	5,336	4,398,808
Obara Group Inc.	41,300	991,099
OBIC Business Consultants Co. Ltd.	123,600	5,309,869
Ogaki Kyoritsu Bank Ltd. (The)	139,400	1,946,760
Ohsho Food Service Corp.	48,200	2,228,029
Oiles Corp.	80,800	1,023,177
Oisix ra daichi Inc.(a)(c)	118,700	903,267
Security	Shares	Value

Japan (continued)
Okamoto Industries Inc.	36,100	$1,248,010
Okamura Corp.	210,800	3,001,090
Okasan Securities Group Inc.	574,600	2,598,209
Oki Electric Industry Co. Ltd.	320,800	1,935,461
Okinawa Cellular Telephone Co.	91,600	1,937,391
Okinawa Electric Power Co. Inc. (The)	180,377	1,317,099
Okinawa Financial Group Inc.	78,600	1,310,972
OKUMA Corp.	92,600	3,812,387
Okumura Corp.	119,900	3,667,673
One REIT Inc.	881	1,526,363
Onward Holdings Co. Ltd.	452,200	1,431,829
Optex Group Co. Ltd.	130,600	1,468,155
Optorun Co. Ltd.	124,400	1,439,086
Organo Corp.	103,600	3,415,777
Orient Corp.	200,660	1,495,883
Orix JREIT Inc.	10,398	11,950,027
Osaka Organic Chemical Industry Ltd.	52,600	892,959
Osaka Soda Co. Ltd.(c)	65,000	3,817,487
OSAKA Titanium Technologies Co. Ltd.(c)	120,500	2,572,617
OSG Corp.	329,600	3,760,928
Outsourcing Inc.	441,100	3,277,772
Pacific Industrial Co. Ltd.	163,800	1,503,637
PAL GROUP Holdings Co. Ltd.	177,600	2,297,224
PALTAC Corp.	114,300	3,705,204
Paramount Bed Holdings Co. Ltd.	147,400	2,511,350
Park24 Co. Ltd.(a)(c)	504,500	5,683,598
Pasona Group Inc.	78,000	697,754
Penta-Ocean Construction Co. Ltd.	1,074,800	6,318,669
PeptiDream Inc.(a)	381,700	2,782,527
Pharma Foods International Co. Ltd.	78,700	695,507
PHC Holdings Corp.	105,200	994,887
Pigeon Corp.	497,300	5,280,272
Pilot Corp.	116,400	3,950,090
Piolax Inc.	121,800	1,798,821
PKSHA Technology Inc.(a)(c)	74,000	1,261,229
Plus Alpha Consulting Co. Ltd.	98,100	1,578,156
Pola Orbis Holdings Inc.	353,400	3,549,800
Pressance Corp.	96,400	1,040,025
Prestige International Inc.	368,000	1,493,749
Prima Meat Packers Ltd.	89,500	1,361,675
Raito Kogyo Co. Ltd.	157,800	2,042,543
Raiznext Corp.	136,800	1,280,201
Raksul Inc.(a)(c)	201,200	1,690,857
Rakus Co. Ltd.	352,100	4,383,864
Rakuten Bank Ltd., NVS(a)(c)	269,000	4,593,819
Relo Group Inc.	416,100	4,125,248
Rengo Co. Ltd.	739,500	4,897,285
RENOVA Inc.(a)	156,000	1,122,226
Resorttrust Inc.	294,900	4,243,650
Restar Holdings Corp.	77,800	1,279,597
Retail Partners Co. Ltd.	92,100	1,050,325
Ricoh Leasing Co. Ltd.	49,600	1,483,428
Riken Keiki Co. Ltd.	46,100	1,888,919
Riken Vitamin Co. Ltd.	87,900	1,314,108
Ringer Hut Co. Ltd.(c)	98,500	1,504,295
Rinnai Corp.	420,900	7,731,697
Riso Kagaku Corp.	78,100	1,216,200
Riso Kyoiku Co. Ltd.	454,000	761,840
Rohto Pharmaceutical Co. Ltd.	760,100	17,734,126
Roland Corp.	50,900	1,471,721
Rorze Corp.	41,300	3,072,855
Round One Corp.	781,200	2,833,815

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Royal Holdings Co. Ltd.	121,900	$2,077,529
RS Technologies Co. Ltd.	57,400	909,704
Ryohin Keikaku Co. Ltd.	1,019,700	14,377,028
Ryosan Co. Ltd.	54,700	1,723,746
Ryoyo Electro Corp.	71,000	1,686,256
S Foods Inc.	70,200	1,484,988
Saibu Gas Holdings Co. Ltd.	90,700	1,150,587
Saizeriya Co. Ltd.	114,900	4,668,570
Sakai Moving Service Co. Ltd.	83,200	1,420,056
Sakata INX Corp.	173,700	1,451,973
Sakata Seed Corp.	112,800	3,035,193
SAMTY Co. Ltd.	103,500	1,701,899
Samty Residential Investment Corp.	1,578	1,178,203
San-A Co. Ltd.	80,300	2,487,568
San-Ai Obbli Co. Ltd.	196,600	2,122,787
SanBio Co. Ltd.(a)(c)	206,800	574,805
Sangetsu Corp.	176,800	3,322,588
San-In Godo Bank Ltd. (The)	516,300	3,556,147
Sanken Electric Co. Ltd.	90,100	4,481,235
Sanki Engineering Co. Ltd.	150,100	1,744,685
Sankyo Co. Ltd.	154,200	6,408,224
Sankyu Inc.	198,100	5,964,826
Sanrio Co. Ltd.	209,400	8,916,982
Sansan Inc.(a)	263,700	2,095,452
Santen Pharmaceutical Co. Ltd.	1,336,300	11,590,458
Sanwa Holdings Corp.	753,500	10,166,410
Sanyo Chemical Industries Ltd.	41,100	1,092,674
Sanyo Denki Co. Ltd.	36,000	1,331,772
Sanyo Special Steel Co. Ltd.	77,200	1,315,702
Sapporo Holdings Ltd.	246,200	8,667,742
Sato Holdings Corp.	97,600	1,310,826
Sawai Group Holdings Co. Ltd.	154,000	4,907,885
SB Technology Corp.	40,500	601,026
SBI Sumishin Net Bank Ltd., NVS(c)	200,600	2,111,568
SBS Holdings Inc.	62,700	1,113,136
SCREEN Holdings Co. Ltd.	321,400	14,942,571
Sega Sammy Holdings Inc.	615,900	9,632,409
Seibu Holdings Inc.	957,700	9,351,433
Seiko Group Corp.	109,600	1,711,524
Seino Holdings Co. Ltd.	486,900	7,082,409
Seiren Co. Ltd.(c)	166,500	2,469,850
Sekisui House Reit Inc.	16,347	8,609,565
Sekisui Jushi Corp.	105,100	1,713,921
Senko Group Holdings Co. Ltd.	439,200	3,025,991
Septeni Holdings Co. Ltd.(c)	332,800	935,522
Seria Co. Ltd.	183,700	2,546,154
Seven Bank Ltd.	2,268,800	4,492,259
Shibaura Machine Co. Ltd.	90,900	2,250,860
Shibaura Mechatronics Corp.(c)	47,000	2,030,183
Shibuya Corp.	67,800	1,106,817
SHIFT Inc.(a)(c)	47,500	8,618,379
Shiga Bank Ltd. (The)	135,000	3,570,118
Shikoku Chemicals Corp.	125,400	1,416,346
Shikoku Electric Power Co. Inc.	568,100	3,878,967
Shima Seiki Manufacturing Ltd.	101,700	1,037,602
Shimamura Co. Ltd.	88,500	8,734,043
Shin Nippon Biomedical Laboratories Ltd.(c)	85,600	954,002
Shin-Etsu Polymer Co. Ltd.	179,000	1,624,524
Shinko Electric Industries Co. Ltd.	269,600	8,656,551
Shinmaywa Industries Ltd.	207,500	1,655,833
Ship Healthcare Holdings Inc.	300,900	4,645,627
Shizuoka Gas Co. Ltd.	142,400	967,529
Security	Shares	Value

Japan (continued)
SHO-BOND Holdings Co. Ltd.	158,600	$6,246,151
Shochiku Co. Ltd.	38,800	2,468,372
Shoei Co. Ltd.	190,600	2,539,508
Shoei Foods Corp.(c)	41,100	1,164,705
Showa Denko KK	697,200	11,302,468
Showa Sangyo Co. Ltd.	72,500	1,450,546
Siix Corp.	119,300	1,117,664
Simplex Holdings Inc.	118,000	1,981,933
SKY Perfect JSAT Holdings Inc.	558,500	2,584,986
Skylark Holdings Co. Ltd.(a)	907,100	13,383,157
SMS Co. Ltd.	276,100	4,381,129
Snow Peak Inc.(c)	109,400	732,230
Socionext Inc.	138,700	13,528,388
Sohgo Security Services Co. Ltd.	1,510,400	8,845,226
Sojitz Corp.	931,220	19,337,132
Solasto Corp.	216,300	840,986
Sosei Group Corp.(a)	294,900	2,726,831
SOSiLA Logistics REIT Inc.	2,691	2,131,982
Sotetsu Holdings Inc.	305,800	5,397,968
SPARX Group Co. Ltd.	94,520	904,860
S-Pool Inc.	249,500	576,896
SRE Holdings Corp.(a)(c)	40,800	625,190
Stanley Electric Co. Ltd.	506,200	8,096,460
Star Asia Investment Corp.	8,211	3,093,715
Star Micronics Co. Ltd.	144,600	1,738,401
Starts Corp. Inc.	121,300	2,303,807
Starts Proceed Investment Corp.	1,001	1,375,082
StemRIM Inc.(a)(c)	96,000	415,426
Strike Co. Ltd.	39,700	971,566
Sugi Holdings Co. Ltd.	136,000	5,505,057
Sumitomo Bakelite Co. Ltd.	135,700	6,038,366
Sumitomo Densetsu Co. Ltd.	76,400	1,341,875
Sumitomo Forestry Co. Ltd.	601,300	14,197,569
Sumitomo Heavy Industries Ltd.	443,500	10,151,598
Sumitomo Mitsui Construction Co. Ltd.	468,380	1,242,633
Sumitomo Osaka Cement Co. Ltd.	115,700	2,693,342
Sumitomo Pharma Co., Ltd.	698,900	2,134,201
Sumitomo Riko Co. Ltd.	136,300	851,255
Sumitomo Rubber Industries Ltd.	680,800	6,906,455
Sumitomo Warehouse Co. Ltd. (The)	190,400	3,048,221
Sun Frontier Fudousan Co. Ltd.	122,200	1,185,709
Sundrug Co. Ltd.	288,300	7,839,452
SUNWELS Co. Ltd.(c)	44,000	758,064
Suruga Bank Ltd.	642,200	2,744,008
Suzuken Co. Ltd.	245,400	7,516,555
Systena Corp.	1,121,500	1,909,241
T Hasegawa Co. Ltd.	124,400	2,606,231
Tadano Ltd.	373,500	2,808,017
Taihei Dengyo Kaisha Ltd.	46,600	1,219,870
Taiheiyo Cement Corp.	454,600	7,790,769
Taikisha Ltd.	91,700	2,668,444
Taisho Pharmaceutical Holdings Co. Ltd.	168,300	6,664,355
Taiyo Holdings Co. Ltd.	160,200	2,612,697
Taiyo Yuden Co. Ltd.	465,400	10,433,536
Takamatsu Construction Group Co. Ltd.	44,700	813,855
Takara Bio Inc.	188,500	1,662,341
Takara Holdings Inc.	545,600	4,547,953
Takara Leben Real Estate Investment Corp.	2,463	1,612,928
Takara Standard Co. Ltd.	158,600	1,925,280
Takasago International Corp.	28,900	616,938
Takasago Thermal Engineering Co. Ltd.	171,400	3,384,224
Takashimaya Co. Ltd.	567,300	7,714,805

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Takeuchi Manufacturing Co. Ltd.	132,600	$3,783,223
Takuma Co. Ltd.	240,200	2,330,339
Tama Home Co. Ltd.(c)	55,000	1,242,739
Tamron Co. Ltd.	72,200	1,965,508
TBS Holdings Inc.	128,700	2,098,089
TechMatrix Corp.	145,600	1,438,911
TechnoPro Holdings Inc.	430,500	8,528,566
Teijin Ltd.	691,700	6,260,629
Tenma Corp.	41,300	693,198
T-Gaia Corp.	66,900	796,810
THK Co. Ltd.	457,400	8,174,488
TKC Corp.	103,300	2,409,680
TKP Corp.(a)(c)	77,400	1,053,262
Toa Corp.	45,600	1,134,035
Toagosei Co. Ltd.	373,600	3,427,604
Tocalo Co. Ltd.	207,500	1,875,543
Toda Corp.	870,600	4,834,776
Toei Animation Co. Ltd.(c)	35,500	3,196,645
Toei Co. Ltd.	24,900	2,923,318
Toenec Corp.	13,500	367,958
Toho Bank Ltd. (The)	696,900	1,347,276
Toho Gas Co. Ltd.	292,400	5,035,508
Toho Holdings Co. Ltd.	205,100	4,623,589
Toho Titanium Co. Ltd.(c)	125,300	1,634,639
Tohoku Electric Power Co. Inc.	1,790,600	11,180,685
Tokai Carbon Co. Ltd.	794,900	6,099,972
Tokai Corp./Gifu	41,500	524,539
TOKAI Holdings Corp.	392,400	2,530,630
Tokai Rika Co. Ltd.	207,500	3,256,152
Tokai Tokyo Financial Holdings Inc.	674,300	2,290,270
Token Corp.	24,500	1,285,767
Tokushu Tokai Paper Co. Ltd.	36,000	858,698
Tokuyama Corp.	235,200	3,565,907
Tokyo Century Corp.	144,800	5,578,956
Tokyo Electron Device Ltd.	73,300	1,881,136
Tokyo Kiraboshi Financial Group Inc.	90,900	2,682,987
Tokyo Ohka Kogyo Co. Ltd.	124,500	7,193,705
Tokyo Seimitsu Co. Ltd.	156,500	7,315,655
Tokyo Steel Manufacturing Co. Ltd.	246,700	2,851,382
Tokyo Tatemono Co. Ltd.	766,400	10,176,503
Tokyotokeiba Co. Ltd.	59,600	1,543,397
Tokyu Construction Co. Ltd.	294,240	1,513,997
Tokyu Fudosan Holdings Corp.	2,467,700	14,377,614
Tokyu REIT Inc.	3,367	4,017,805
TOMONY Holdings Inc.	551,200	1,857,448
Tomy Co. Ltd.	315,200	4,347,424
Topcon Corp.	388,700	3,544,482
Topre Corp.	131,400	1,415,890
Toridoll Holdings Corp.	175,300	4,242,114
Torii Pharmaceutical Co. Ltd.	48,800	1,179,243
Tosei Corp.	113,600	1,342,375
Toshiba TEC Corp.	103,800	2,256,363
Totetsu Kogyo Co. Ltd.	91,200	1,777,362
Towa Pharmaceutical Co. Ltd.	103,800	1,908,088
Toyo Construction Co. Ltd.	197,200	1,609,040
Toyo Gosei Co. Ltd.	24,000	998,639
Toyo Ink SC Holdings Co. Ltd.	135,100	2,295,073
Toyo Seikan Group Holdings Ltd.	508,000	8,540,738
Toyo Suisan Kaisha Ltd.	354,900	16,371,864
Toyo Tanso Co. Ltd.	52,300	1,767,747
Toyo Tire Corp.	454,200	6,746,298
Toyobo Co. Ltd.	301,400	2,022,221
Security	Shares	Value

Japan (continued)
Toyoda Gosei Co. Ltd.	261,000	$5,185,434
Toyota Boshoku Corp.	331,500	5,765,088
Trancom Co. Ltd.	29,700	1,364,479
Transcosmos Inc.	94,300	1,920,322
TRE Holdings Corp.	172,600	1,347,297
Tri Chemical Laboratories Inc.	105,500	2,243,795
Trusco Nakayama Corp.	196,800	2,970,201
TS Tech Co. Ltd.	342,600	3,837,184
Tsubakimoto Chain Co.	100,200	2,532,880
Tsugami Corp.	148,100	1,061,125
Tsumura & Co.	218,400	3,907,892
Tsuruha Holdings Inc.	145,900	10,717,324
TV Asahi Holdings Corp.	89,600	965,889
UACJ Corp.	128,994	2,625,702
UBE Corp.	360,100	5,545,104
Ulvac Inc.	185,200	6,368,872
Union Tool Co.	34,800	824,181
United Arrows Ltd.	90,100	1,150,031
United Super Markets Holdings Inc.	207,500	1,472,716
United Urban Investment Corp.	11,078	11,168,492
Universal Entertainment Corp.	94,200	1,343,688
Usen-Next Holdings Co. Ltd.	86,200	1,977,219
Ushio Inc.	357,600	4,361,084
UT Group Co. Ltd.(a)	124,500	1,537,799
Valor Holdings Co. Ltd.	139,900	2,190,053
ValueCommerce Co. Ltd.	61,100	507,913
Vector Inc.	122,900	870,026
Vision Inc./Tokyo Japan(a)(c)	154,400	1,373,455
Visional Inc.(a)(c)	85,900	4,210,404
VT Holdings Co. Ltd.	296,700	999,116
Wacoal Holdings Corp.	165,800	3,789,772
Wacom Co. Ltd.	538,800	1,857,562
Wakita & Co. Ltd.	113,100	1,132,286
WDB Holdings Co. Ltd.	31,100	441,483
WealthNavi Inc.(a)(c)	146,900	1,081,457
Weathernews Inc.	26,600	1,041,784
West Holdings Corp.	93,830	2,070,419
WingArc1st Inc.	77,100	1,379,272
Workman Co. Ltd.(c)	80,400	2,071,372
W-Scope Corp.(a)(c)	206,100	1,192,604
YAMABIKO Corp.	124,400	1,181,776
Yamada Holdings Co. Ltd.	2,257,300	7,138,865
Yamaguchi Financial Group Inc.	725,300	6,656,404
YA-MAN Ltd.(c)	125,700	885,000
Yamato Kogyo Co. Ltd.	152,500	7,306,393
Yamazaki Baking Co. Ltd.	438,800	9,278,272
Yamazen Corp.	195,200	1,581,408
Yaoko Co. Ltd.	70,300	3,619,205
Yellow Hat Ltd.	124,700	1,508,737
Yodogawa Steel Works Ltd.	81,700	1,912,745
Yokogawa Bridge Holdings Corp.	124,400	2,056,268
Yokohama Rubber Co. Ltd. (The)	467,600	8,641,051
Yokorei Co. Ltd.	217,500	1,672,417
Yokowo Co. Ltd.	74,500	616,466
Yonex Co. Ltd.	237,100	2,568,705
Yoshinoya Holdings Co. Ltd.	240,000	5,608,915
Yuasa Trading Co. Ltd.	61,300	1,676,660
Yurtec Corp.	91,900	598,593
Zenkoku Hosho Co. Ltd.	206,800	6,613,106
Zenrin Co. Ltd.	168,600	991,897
Zeon Corp.	534,600	4,418,717
ZERIA Pharmaceutical Co. Ltd.	108,100	1,436,133

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ZIGExN Co. Ltd.	206,300	$658,638
Zojirushi Corp.	139,100	1,430,965
Zuken Inc.	64,700	1,616,728
		3,021,944,379
Netherlands — 1.8%
Aalberts NV	398,000	12,426,460
Alfen Beheer BV(a)(c)(d)	87,049	2,744,220
Allfunds Group PLC	1,391,186	7,120,263
AMG Critical Materials NV	126,001	3,286,046
Arcadis NV	289,298	12,227,119
Ariston Holding NV	252,439	1,414,884
B&S Group Sarl(d)	156,862	566,807
Basic-Fit NV(a)(c)(d)	209,501	5,359,325
Brunel International NV	99,877	1,392,484
Cementir Holding NV	186,415	1,552,324
Corbion NV	236,866	4,102,217
Ebusco Holding NV(a)(c)	57,384	351,710
Eurocommercial Properties NV	172,200	3,696,851
Fastned BV(a)(c)	29,718	796,812
Flow Traders Ltd., NVS	128,019	2,339,341
Fugro NV(a)	450,163	7,435,326
InPost SA(a)	798,529	7,901,278
Iveco Group NV(a)	688,466	5,802,238
Just Eat Takeaway.com NV(a)(d)	744,528	9,072,610
Koninklijke BAM Groep NV	1,096,691	2,266,192
Koninklijke Vopak NV	273,333	9,215,998
MFE-MediaForEurope NV, NVS(c)	323,950	858,643
MFE-MediaForEurope NV, Class A(c)	631,095	1,144,811
NSI NV	76,200	1,375,501
Pharming Group NV(a)(c)	2,589,616	3,061,966
PostNL NV	1,249,447	2,328,201
SBM Offshore NV	568,143	7,075,914
Signify NV(d)	510,460	13,232,566
Sligro Food Group NV(c)	82,199	1,402,333
Technip Energies NV	582,490	12,762,209
TKH Group NV	157,531	5,762,320
TomTom NV(a)(c)	287,900	1,724,843
Van Lanschot Kempen NV	129,913	3,491,291
Vastned Retail NV	45,582	912,518
Wereldhave NV	127,239	1,918,695
		158,122,316
New Zealand — 0.8%
a2 Milk Co. Ltd. (The)(a)	2,849,521	6,939,345
Air New Zealand Ltd.	6,502,702	2,538,277
Contact Energy Ltd.	3,107,177	14,101,776
Fletcher Building Ltd.	3,104,056	7,822,861
Goodman Property Trust	4,249,208	4,975,932
Infratil Ltd.	3,278,039	18,770,140
Kiwi Property Group Ltd.	6,588,653	2,974,875
Oceania Healthcare Ltd.	2,620,660	1,038,221
Ryman Healthcare Ltd.	2,301,986	7,631,795
Summerset Group Holdings Ltd.	931,093	5,287,682
Warehouse Group Ltd. (The)(c)	438,134	439,042
		72,519,946
Norway — 2.4%
Aker ASA, Class A	87,687	5,273,140
Aker Carbon Capture ASA(a)	1,429,865	1,359,364
Aker Horizons Holding AS(a)(c)	896,299	274,316
Aker Solutions ASA	994,654	3,971,908
Atea ASA	316,100	3,288,066
Austevoll Seafood ASA	368,815	2,520,688
Security	Shares	Value

Norway (continued)
Bakkafrost P/F	198,584	$8,964,003
Bewi ASA	181,370	337,706
BLUENORD ASA(a)	93,984	4,994,166
Bonheur ASA	78,804	1,362,904
Borr Drilling Ltd.(a)	812,128	5,062,948
Borregaard ASA	379,429	5,149,430
BW Energy Ltd.(a)	387,784	971,602
BW LPG Ltd.(d)	307,854	4,354,234
BW Offshore Ltd.	414,057	865,302
Cadeler AS(a)(c)	420,800	1,332,734
Cool Co. Ltd.	95,558	1,247,098
Crayon Group Holding ASA(a)(c)(d)	301,280	1,741,249
DNO ASA	1,932,529	1,970,156
Elkem ASA(d)	1,183,189	1,830,239
Entra ASA(d)	291,519	2,274,281
Europris ASA(d)	630,983	3,576,307
Flex LNG Ltd.	113,644	3,479,225
Frontline PLC, NVS	530,281	11,855,637
Golden Ocean Group Ltd.	530,915	3,928,228
Grieg Seafood ASA	200,175	1,328,712
Hafnia Ltd.	1,077,563	7,081,203
Hexagon Composites ASA(a)	470,597	1,109,281
Hexagon Purus ASA(a)(c)	590,072	543,121
Hoegh Autoliners ASA	301,565	2,437,691
Kahoot! ASA(a)(c)	1,490,996	4,670,471
Kitron ASA	698,249	1,844,273
Leroy Seafood Group ASA	1,091,993	4,325,497
MPC Container Ships AS	1,312,021	1,854,650
NEL ASA(a)(c)	6,684,208	4,395,271
Nordic Semiconductor ASA(a)(c)	659,147	5,355,740
Norske Skog ASA(a)(c)(d)	294,821	1,077,043
Norwegian Air Shuttle ASA(a)(c)	2,918,977	2,097,967
Nykode Therapeutics AS(a)(c)	579,390	890,535
Odfjell Drilling Ltd.	343,549	1,202,536
PGS ASA(a)	3,477,789	3,160,393
Protector Forsikring ASA	237,927	3,726,621
REC Silicon ASA(a)(c)	1,069,619	1,392,810
Scatec ASA(d)	469,409	2,372,185
Schibsted ASA, Class A	298,647	5,983,125
Schibsted ASA, Class B	378,373	7,020,928
SpareBank 1 Nord Norge	324,447	2,743,754
SpareBank 1 Oestlandet	104,588	1,161,906
SpareBank 1 SMN	576,123	6,990,395
SpareBank 1 SR-Bank ASA	707,404	7,683,203
Stolt-Nielsen Ltd.	92,604	3,046,470
Storebrand ASA	1,822,423	15,218,956
Subsea 7 SA	908,617	11,935,434
TGS ASA	504,769	6,903,119
TOMRA Systems ASA	955,955	7,577,249
Veidekke ASA	408,142	3,522,072
Wallenius Wilhelmsen ASA	416,751	3,502,513
		216,140,055
Portugal — 0.4%
Altri SGPS SA	300,974	1,455,813
Banco Comercial Portugues SA, Class R(a)	33,099,892	10,158,878
Corticeira Amorim SGPS SA	115,780	1,123,388
CTT-Correios de Portugal SA	365,307	1,393,446
Greenvolt Energias Renovaveis SA(a)(c)	221,552	1,480,399
Mota-Engil SGPS SA	364,116	1,181,554
Navigator Co. SA (The)	863,797	3,438,641
NOS SGPS SA	823,582	3,009,927
REN - Redes Energeticas Nacionais SGPS SA	1,647,802	4,289,952

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Semapa-Sociedade de Investimento e Gestao	77,927	$1,102,292
Sonae SGPS SA	3,196,665	3,144,816
		31,779,106
Singapore — 2.0%
AEM Holdings Ltd.(c)	985,400	2,490,931
AIMS APAC REIT(c)	2,309,775	2,024,169
Best World International Ltd.(a)	520,400	642,366
CapitaLand Ascott Trust	9,171,996	6,030,633
CapitaLand China Trust	4,724,434	2,725,576
Capitaland India Trust	4,047,742	2,838,135
CDL Hospitality Trusts	3,675,900	2,599,038
ComfortDelGro Corp. Ltd.	8,581,000	8,288,075
Cromwell European Real Estate Investment Trust	1,224,560	1,490,063
Digital Core REIT Management Pte Ltd.(c)	3,143,300	1,588,875
Eagle Hospitality Trust(a)(b)(c)	1,640,200	16
ESR-LOGOS REIT	26,424,373	5,307,455
Far East Hospitality Trust	3,844,900	1,660,200
First Resources Ltd.(c)	2,215,000	2,445,636
Frasers Centrepoint Trust(c)	4,188,938	6,336,835
Frasers Hospitality Trust	3,159,800	1,175,208
Frasers Logistics & Commercial Trust(c)	11,746,536	8,922,752
Golden Agri-Resources Ltd.	25,079,900	4,945,823
Hong Fok Corp. Ltd.(c)	1,198,500	761,119
Hour Glass Ltd. (The)(c)	799,900	963,981
Hutchison Port Holdings Trust, Class U(c)	18,953,000	2,977,024
iFAST Corp. Ltd.	539,900	2,606,190
Keppel DC REIT(c)	5,500,200	6,787,793
Keppel Infrastructure Trust	15,045,490	4,835,128
Keppel REIT	8,596,700	4,991,775
Lendlease Global Commercial REIT	7,254,729	2,702,077
Mapletree Industrial Trust	8,493,893	13,351,564
Maxeon Solar Technologies Ltd.(a)(c)	135,680	846,643
Nanofilm Technologies International Ltd.(c)	1,052,000	716,242
NetLink NBN Trust	11,231,500	6,810,293
Olam Group Ltd.	3,827,900	2,773,833
Paragon REIT	4,638,836	2,693,550
Parkway Life REIT(c)	1,538,500	3,774,344
Raffles Medical Group Ltd.	3,323,400	2,891,755
Riverstone Holdings Ltd./Singapore	1,993,500	859,853
Sasseur Real Estate Investment Trust	2,476,100	1,130,544
SATS Ltd.(a)	4,208,479	7,570,731
Sheng Siong Group Ltd.(c)	2,639,800	2,988,489
SIA Engineering Co. Ltd.	1,141,600	1,910,548
Singapore Post Ltd.(c)	5,416,100	1,778,842
Starhill Global REIT	5,662,400	1,842,134
StarHub Ltd.(c)	2,322,500	1,747,197
Straits Trading Co. Ltd.(c)	564,034	791,290
Suntec REIT(c)	7,968,700	6,403,718
Super Hi International Holding Ltd.(a)(c)	597,000	989,703
UMS Holdings Ltd.	2,004,500	1,833,004
Venture Corp. Ltd.	1,130,900	9,655,987
Yangzijiang Financial Holding Ltd.	9,246,600	2,164,879
Yangzijiang Shipbuilding Holdings Ltd.	10,245,200	10,859,740
Yanlord Land Group Ltd.(a)	2,303,200	951,667
		175,473,423
Spain — 2.0%
Acerinox SA	711,882	6,935,752
Aedas Homes SA(d)	26,086	416,354
Almirall SA	321,971	2,931,366
Applus Services SA	529,529	5,574,933
Atresmedia Corp. de Medios de Comunicacion SA	336,279	1,260,062
Security	Shares	Value

Spain (continued)
Audax Renovables SA(a)	591,932	$672,671
Banco de Sabadell SA	22,533,474	28,017,981
Bankinter SA	2,712,177	17,150,338
Cia. de Distribucion Integral Logista Holdings SA	233,989	5,745,644
Cie. Automotive SA	163,711	4,174,122
Construcciones y Auxiliar de Ferrocarriles SA	64,513	1,927,094
Distribuidora Internacional de Alimentacion SA(a)(c)	65,957,017	852,684
Ebro Foods SA	261,207	4,444,242
eDreams ODIGEO SA(a)	355,637	2,280,232
Ence Energia y Celulosa SA	530,380	1,586,597
Faes Farma SA	1,208,241	3,795,215
Fluidra SA	377,851	6,661,777
Gestamp Automocion SA(d)	662,511	2,437,898
Global Dominion Access SA(d)	343,632	1,117,900
Grenergy Renovables SA(a)(c)	54,815	1,301,515
Indra Sistemas SA	490,624	6,888,940
Inmobiliaria Colonial SOCIMI SA	1,167,607	6,550,595
Laboratorios Farmaceuticos Rovi SA	84,594	4,524,017
Lar Espana Real Estate SOCIMI SA	217,066	1,258,633
Let’s Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,316,171	1,994,903
Mapfre SA	3,674,534	7,638,329
Melia Hotels International SA(a)(c)	418,414	2,327,846
Merlin Properties SOCIMI SA	1,335,105	11,131,817
Neinor Homes SA(d)	101,937	1,050,552
Opdenergy Holdings SA, NVS(a)	167,608	1,023,287
Pharma Mar SA	57,180	1,948,170
Prosegur Cash SA(d)	1,237,066	672,795
Prosegur Cia. de Seguridad SA	724,813	1,083,788
Sacyr SA	1,606,068	4,637,650
Solaria Energia y Medio Ambiente SA(a)	327,144	4,907,350
Soltec Power Holdings SA(a)	178,366	499,019
Talgo SA(c)(d)	286,390	1,086,360
Tecnicas Reunidas SA(a)(c)	202,326	1,784,407
Unicaja Banco SA(d)	5,506,875	5,737,699
Vidrala SA	79,087	5,878,156
Viscofan SA	153,536	8,875,304
		180,783,995
Sweden — 5.1%
AAK AB	728,001	13,844,722
AcadeMedia AB(d)	311,934	1,292,174
AddLife AB, Class B	451,281	2,947,898
AddTech AB, Class B	1,031,956	15,170,106
AFRY AB	364,968	3,834,749
Alimak Group AB(d)	253,386	1,492,419
Alleima AB, NVS	784,700	4,776,631
Arjo AB, Class B	859,878	2,875,801
Atrium Ljungberg AB, Class B	201,662	3,101,113
Attendo AB(a)(d)	435,118	1,377,961
Avanza Bank Holding AB(c)	493,661	8,345,290
Axfood AB	433,574	9,586,539
Betsson AB	457,197	4,601,387
Bilia AB, Class A	242,731	2,255,441
Billerud AB	887,362	8,244,117
BioArctic AB, Class B(a)(d)	145,721	2,939,890
BioGaia AB, Class B	337,984	3,015,754
Biotage AB	260,387	2,659,911
BoneSupport Holding AB(a)(d)	234,631	3,053,609
Boozt AB(a)(c)(d)	219,526	1,533,985
Bravida Holding AB(d)	800,220	5,006,891
Bufab AB	104,696	2,488,996

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Bure Equity AB	213,661	$4,271,914
Calliditas Therapeutics AB, Class B(a)(c)	176,854	1,468,707
Camurus AB(a)	121,566	3,643,491
Castellum AB	1,569,240	15,039,217
Catena AB	127,044	4,208,500
Cellavision AB	56,420	684,372
Cibus Nordic Real Estate AB	209,233	1,963,637
Clas Ohlson AB, Class B	156,172	1,640,403
Cloetta AB, Class B	777,732	1,246,467
Collector Bank AB(a)	242,674	784,312
Coor Service Management Holding AB(d)	380,159	1,310,511
Corem Property Group AB, Class B	1,989,061	1,284,057
Creades AB, Class A	205,343	1,096,472
Dios Fastigheter AB	376,689	2,039,181
Dometic Group AB(d)	1,253,193	7,733,217
Electrolux AB, Class B(a)	874,721	7,360,959
Electrolux Professional AB, Class B	939,373	3,800,351
Elekta AB, Class B	1,408,739	9,596,031
Embracer Group AB, Class B(a)(c)	3,021,374	4,919,237
Engcon AB(c)	154,295	987,381
Fabege AB	910,860	6,795,979
Fortnox AB	1,940,099	7,690,409
Granges AB	415,542	4,000,732
Hemnet Group AB	321,798	5,589,207
Hexatronic Group AB(c)	652,916	1,524,796
Hexpol AB	1,050,030	9,319,056
HMS Networks AB	111,355	3,693,524
Hufvudstaden AB, Class A	440,183	4,692,984
Instalco AB	813,367	2,276,989
Intrum AB	318,596	1,636,403
Investment AB Oresund	159,108	1,420,499
INVISIO AB	159,852	2,409,425
Inwido AB	200,217	2,046,004
JM AB(c)	253,128	2,701,273
Kambi Group PLC, Class B(a)	91,918	1,316,708
Kindred Group PLC	909,259	7,443,952
Kinnevik AB, Class B(a)	972,032	8,311,370
KNOW IT AB	96,686	1,212,641
Lindab International AB	293,934	4,529,342
Loomis AB, Class B	282,718	7,344,231
Medicover AB, Class B	248,667	2,802,459
MEKO AB	142,778	1,148,625
Millicom International Cellular SA, SDR(a)	542,869	8,529,612
MIPS AB	101,926	2,513,466
Modern Times Group MTG AB, Class B(a)	370,753	2,976,257
Munters Group AB(d)	506,833	6,187,777
Mycronic AB	291,440	6,384,526
NCC AB, Class B	309,498	3,170,582
New Wave Group AB, Class B.	345,979	2,259,424
Nolato AB, Class B	751,803	3,325,355
Nordnet AB publ	536,978	7,602,863
Note AB(a)(c)	72,160	945,854
NP3 Fastigheter AB	103,827	1,387,472
Nyfosa AB	598,218	2,894,930
OX2 AB, Class B(a)(c)	607,290	2,455,809
Pandox AB, Class B	356,646	3,510,471
Paradox Interactive AB	143,781	2,734,834
Peab AB, Class B	658,536	2,454,809
Platzer Fastigheter Holding AB, Class B	229,458	1,202,540
PowerCell Sweden AB(a)(c)	180,813	730,526
Ratos AB, Class B	781,102	2,175,937
Resurs Holding AB(d)	490,676	957,264
Security	Shares	Value

Sweden (continued)
Rvrc Holding AB	189,961	$657,010
Samhallsbyggnadsbolaget i Norden AB(c)	4,085,960	1,188,506
Scandic Hotels Group AB(a)(d)	562,088	1,894,489
Sdiptech AB, Class B(a)(c)	106,768	2,098,922
Sectra AB, Class B	532,863	5,763,203
Sinch AB(a)(c)(d)	2,680,616	4,248,060
SkiStar AB	163,197	1,552,611
SSAB AB, Class A	951,998	5,702,957
SSAB AB, Class B	2,591,942	15,037,274
Stillfront Group AB(a)	1,841,846	1,906,636
Storskogen Group AB	5,420,565	3,211,593
Surgical Science Sweden AB(a)	139,351	1,582,070
Svolder AB	347,056	1,553,915
Sweco AB, Class B	855,584	7,888,579
SwedenCare AB(c)	281,961	1,145,078
Synsam AB(c)	188,495	580,349
Thule Group AB(d)	418,420	9,523,885
Trelleborg AB, Class B	899,300	22,742,458
Troax Group AB	153,104	2,454,089
Truecaller AB(a)(c)	896,924	2,170,607
Vestum AB(a)(c)	772,365	239,823
Viaplay Group AB, Class B(a)(c)	307,269	658,967
Vimian Group AB(a)(c)	657,932	1,491,221
Vitec Software Group AB, Class B	122,792	4,900,629
Vitrolife AB	288,329	3,759,009
Wallenstam AB, Class B	1,381,945	4,674,093
Wihlborgs Fastigheter AB	1,088,756	7,057,363
XANO Industri AB, Class B	55,496	412,649
Xvivo Perfusion AB(a)	86,510	1,798,021
		451,724,783
Switzerland — 4.4%
Accelleron Industries AG, NVS	353,890	8,740,774
Allreal Holding AG, Registered	60,147	9,651,524
ALSO Holding AG, Registered	25,273	6,446,925
Arbonia AG	200,380	1,704,987
Aryzta AG(a)	3,963,816	7,264,915
Autoneum Holding AG(a)(c)	11,531	1,309,147
Basilea Pharmaceutica AG, Registered(a)	48,004	1,868,433
Belimo Holding AG, Registered	39,010	16,423,875
Bell Food Group AG, Registered	8,419	2,508,060
Bossard Holding AG, Class A, Registered	21,926	4,525,732
Bucher Industries AG, Registered	26,598	9,494,587
Burckhardt Compression Holding AG	12,011	6,088,626
Burkhalter Holding AG	32,414	3,031,915
Bystronic AG, Registered(c)	5,217	2,493,610
Cembra Money Bank AG	119,888	8,266,324
Coltene Holding AG, Registered	10,374	726,459
Comet Holding AG, Registered	30,908	6,079,144
COSMO Pharmaceuticals NV	37,580	1,427,350
Daetwyler Holding AG, Bearer	29,921	5,294,121
DKSH Holding AG	143,116	8,763,328
DocMorris AG(a)(c)	45,750	1,902,293
dormakaba Holding AG	12,359	5,649,202
Dottikon Es Holding AG(a)	10,797	2,385,170
EFG International AG	368,659	4,430,300
Emmi AG, Registered	8,585	8,106,078
Flughafen Zurich AG, Registered	80,022	14,953,054
Forbo Holding AG, Registered	3,752	4,137,842
Galenica AG(d)	199,035	15,036,867
Georg Fischer Ltd.	325,082	16,868,946
Gurit Holding AG(a)	11,491	896,895
Huber + Suhner AG, Registered	67,671	4,634,142

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Idorsia Ltd.(a)(c)	444,393	$845,155
Implenia AG, Registered	56,457	1,756,103
Inficon Holding AG, Registered	6,770	7,327,744
Interroll Holding AG, Registered	2,736	7,213,111
Intershop Holding AG	4,443	2,948,067
Kardex Holding AG, Registered	24,263	4,690,922
Komax Holding AG, Registered	15,021	2,982,073
Landis+Gyr Group AG	85,351	6,332,356
LEM Holding SA, Registered	1,811	3,663,211
Leonteq AG	36,357	1,566,426
Medacta Group SA(d)	27,386	3,137,054
Medartis Holding AG(a)(c)(d)	19,233	1,520,203
Medmix AG(d)	95,888	1,988,070
Meier Tobler Group AG	18,029	619,366
Metall Zug AG, Class B, Registered	751	1,077,398
Meyer Burger Technology AG(a)(c)	12,787,130	3,425,809
Mobilezone Holding AG, Registered	166,361	2,528,765
Mobimo Holding AG, Registered	28,828	7,962,656
Montana Aerospace AG(a)(d)	107,749	1,296,458
OC Oerlikon Corp. AG, Registered	732,587	2,918,420
Orior AG	23,011	1,877,003
PolyPeptide Group AG(a)(c)(d)	57,351	1,076,893
PSP Swiss Property AG, Registered	181,830	22,372,220
Rieter Holding AG, Registered(c)	9,839	835,624
Schweiter Technologies AG, NVS(c)	3,831	2,139,447
Sensirion Holding AG(a)(c)(d)	37,239	2,788,472
SFS Group AG	69,113	6,914,267
Siegfried Holding AG, Registered	14,989	11,886,554
SKAN Group AG(c)	39,234	2,960,972
Softwareone Holding AG	438,750	8,644,633
St. Galler Kantonalbank AG, Class A, Registered	11,518	6,248,703
Stadler Rail AG	234,452	7,932,499
Sulzer AG, Registered	75,212	6,207,340
Swissquote Group Holding SA, Registered	45,894	8,815,026
Tecan Group AG, Registered	50,586	14,558,667
TX Group AG	11,677	1,084,710
u-blox Holding AG	26,966	2,550,738
Valiant Holding AG, Registered	63,321	6,903,982
Vetropack Holding AG, Class A, Registered	50,645	1,984,823
Vontobel Holding AG, Registered	112,214	6,564,299
V-ZUG Holding AG(a)(c)	9,133	587,347
Ypsomed Holding AG, Registered	16,010	4,412,364
Zehnder Group AG, Registered	36,041	1,862,174
		388,118,749
United Kingdom — 14.5%
4imprint Group PLC	110,724	6,776,458
888 Holdings PLC(a)	1,519,611	1,507,160
AB Dynamics PLC(c)	68,560	1,195,803
Advanced Medical Solutions Group PLC	879,845	2,072,511
AG Barr PLC	355,771	2,125,352
Airtel Africa PLC(d)	3,694,428	5,087,612
AJ Bell PLC	1,204,789	3,707,759
Alpha Financial Markets Consulting PLC	445,331	2,056,854
Alpha FX Group PLC	137,263	2,602,645
Alphawave IP Group PLC(a)(c)	988,457	1,177,391
AO World PLC(a)	1,689,980	1,716,188
Ascential PLC(a)	1,761,049	5,603,740
Ashmore Group PLC	1,804,606	3,717,825
ASOS PLC(a)(c)	301,819	1,458,068
Assura PLC	11,757,131	5,850,407
Aston Martin Lagonda Global Holdings PLC(a)(d)	1,014,232	2,705,993
Atalaya Mining PLC	416,746	1,519,601
Security	Shares	Value

United Kingdom (continued)
Auction Technology Group PLC(a)	380,635	$2,595,425
B&M European Value Retail SA	3,810,524	24,531,164
Babcock International Group PLC(a)	1,000,206	4,759,007
Balanced Commercial Property Trust Ltd.	2,698,683	2,074,865
Balfour Beatty PLC	2,227,033	8,369,567
Bank of Georgia Group PLC	136,906	5,541,197
Beazley PLC	2,706,016	16,951,462
Bellway PLC	482,237	12,272,307
Big Yellow Group PLC	695,328	8,086,722
Bodycote PLC	751,172	5,240,686
boohoo Group PLC(a)(c)	3,991,891	1,523,510
Breedon Group PLC	1,199,315	4,555,333
Bridgepoint Group PLC(d)	963,434	2,125,374
British Land Co. PLC (The)	3,567,376	12,932,723
Britvic PLC	1,018,041	10,369,221
Burford Capital Ltd.	745,136	9,212,916
Bytes Technology Group PLC	881,175	5,274,472
C&C Group PLC	1,513,668	2,560,983
Capita PLC(a)	6,708,247	1,367,348
Capital & Counties Properties PLC	5,852,948	7,419,748
Carnival PLC(a)(c)	550,881	5,653,881
Centamin PLC	4,577,338	4,587,742
Central Asia Metals PLC	709,748	1,413,042
Ceres Power Holdings PLC(a)(c)	524,239	1,261,628
Chemring Group PLC	1,098,599	3,732,140
Clarkson PLC	114,755	3,689,217
Close Brothers Group PLC	586,212	5,690,961
CLS Holdings PLC	689,416	728,279
CMC Markets PLC(d)	403,450	462,422
Coats Group PLC	6,279,727	5,159,698
Computacenter PLC	337,739	10,563,654
ConvaTec Group PLC(d)	6,590,770	16,357,945
Craneware PLC	119,484	2,301,844
Cranswick PLC	212,103	9,018,158
Crest Nicholson Holdings PLC	893,757	1,738,106
Currys PLC	4,267,602	2,324,231
Custodian Reit PLC	1,565,856	1,565,725
CVS Group PLC	283,465	5,061,019
Darktrace PLC(a)	1,273,536	5,434,488
Dechra Pharmaceuticals PLC	453,200	21,005,353
Deliveroo PLC, Class A(a)(c)(d)	3,810,860	6,021,479
Derwent London PLC	382,574	8,502,317
Diploma PLC	534,499	18,531,513
Direct Line Insurance Group PLC(a)	5,198,069	9,583,967
DiscoverIE Group PLC	376,541	2,823,803
Diversified Energy Co. PLC	3,749,294	3,050,106
Domino’s Pizza Group PLC	1,490,284	6,218,361
Dowlais Group PLC	5,357,439	6,522,596
Dr. Martens PLC	2,571,861	3,646,406
Draper Esprit PLC(a)	536,766	1,535,778
Drax Group PLC	1,569,555	8,062,002
DS Smith PLC	5,454,784	18,919,745
Dunelm Group PLC	469,631	5,569,792
easyJet PLC(a)	1,186,238	5,291,777
Elementis PLC(a)	2,321,173	3,341,566
EMIS Group PLC	7,248	169,584
Empiric Student Property PLC	2,370,307	2,434,435
Energean PLC	530,720	5,495,939
EnQuest PLC(a)	5,625,980	1,106,130
Ergomed PLC(a)	172,956	2,821,142
Essentra PLC	1,153,622	2,083,623
FD Technologies PLC(a)	93,112	974,128

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
FDM Group Holdings PLC	276,431	$1,466,550
Ferrexpo PLC(a)	1,123,301	1,034,226
Fevertree Drinks PLC	412,867	5,038,262
Finablr PLC(a)(b)(d)	1,080,679	13
Firstgroup PLC	2,797,410	5,383,337
Forterra PLC(d)	835,257	1,366,476
Frasers Group PLC(a)	449,505	4,393,003
Future PLC	429,422	4,636,684
Games Workshop Group PLC	132,606	15,943,541
Gamma Communications PLC	363,198	4,627,620
GB Group PLC	1,001,827	2,911,319
Genel Energy PLC	570,751	567,462
Genuit Group PLC	967,434	3,121,348
Genus PLC	260,841	6,785,201
Grafton Group PLC	795,949	7,459,897
Grainger PLC	2,756,875	7,619,814
Great Portland Estates PLC	800,110	3,792,723
Greatland Gold PLC(a)	17,619,550	2,008,790
Greggs PLC	406,462	11,708,605
Gulf Keystone Petroleum Ltd.	919,331	1,354,551
Halfords Group PLC	867,669	2,120,435
Hammerson PLC	15,958,956	4,275,165
Harbour Energy PLC	2,202,172	6,806,562
Hays PLC	6,208,084	7,274,943
Helios Towers PLC(a)	2,813,129	2,070,335
Hill & Smith PLC	319,406	6,402,834
Hilton Food Group PLC	301,288	2,391,288
Hiscox Ltd.	1,397,397	15,931,604
Hochschild Mining PLC(a)	1,329,904	1,515,039
Home Reit PLC(b)	3,524,118	1,217,082
Howden Joinery Group PLC	2,176,145	16,900,165
Hunting PLC	563,832	1,983,970
Ibstock PLC(d)	1,588,270	2,364,816
IG Group Holdings PLC	1,603,372	12,455,946
IMI PLC	1,048,325	18,722,078
Impact Healthcare Reit PLC, Class B	1,269,348	1,280,132
Impax Asset Management Group PLC(c)	395,174	1,849,209
Inchcape PLC	1,481,062	12,007,668
Indivior PLC, NVS(a)	518,449	9,924,839
IntegraFin Holdings PLC	1,170,762	3,113,528
Intermediate Capital Group PLC	1,153,545	18,365,575
International Distributions Services PLC(a)	2,839,421	8,717,661
Investec PLC	2,542,496	14,094,745
IP Group PLC	4,042,805	2,154,712
ITM Power PLC(a)(c)	1,845,830	1,449,758
ITV PLC	14,388,381	11,203,281
IWG PLC(a)	3,004,526	4,820,441
J D Wetherspoon PLC(a)	357,482	2,746,048
JET2 PLC	675,228	8,251,806
John Wood Group PLC(a)	2,762,668	4,784,322
Johnson Service Group PLC	1,659,034	2,577,051
JTC PLC(d)	586,559	4,564,935
Judges Scientific PLC	22,794	2,260,724
Jupiter Fund Management PLC	1,805,995	1,725,215
Just Group PLC	4,056,886	3,727,790
Kainos Group PLC	314,051	4,288,662
Keller Group PLC	277,966	2,618,365
Keywords Studios PLC	301,208	4,782,867
Kier Group PLC(a)	1,743,871	2,136,544
Lancashire Holdings Ltd.	965,652	6,666,622
Learning Technologies Group PLC	2,312,259	1,738,253
Liontrust Asset Management PLC	245,202	1,672,422
Security	Shares	Value

United Kingdom (continued)
LondonMetric Property PLC	4,334,719	$8,735,096
LXI REIT PLC	6,491,666	6,765,925
Man Group PLC/Jersey	4,755,405	12,714,222
Marks & Spencer Group PLC(a)	7,809,323	20,621,157
Marlowe PLC(a)(c)	318,504	2,144,675
Marshalls PLC	910,094	2,289,166
Me Group International PLC	544,323	927,559
Mitchells & Butlers PLC(a)	1,050,481	2,648,097
Mitie Group PLC	5,081,743	6,099,363
Moneysupermarket.com Group PLC	1,984,138	6,261,313
Moonpig Group PLC(a)	942,678	1,889,387
Morgan Advanced Materials PLC	1,113,359	3,044,771
Morgan Sindall Group PLC	166,156	3,796,739
National Express Group PLC	2,139,615	1,630,005
NCC Group PLC	1,217,038	1,576,878
Network International Holdings PLC(a)(d)	1,898,420	8,948,226
Next Fifteen Communications Group PLC	329,100	2,528,028
Ninety One PLC	1,184,811	2,276,763
OSB Group PLC	1,676,088	6,119,472
Oxford Biomedica PLC(a)	282,122	726,959
Oxford Instruments PLC	214,128	4,689,916
Oxford Nanopore Technologies PLC(a)	2,119,972	5,246,199
Pagegroup PLC	1,271,122	5,825,146
Pan African Resources PLC	6,415,745	1,263,278
Paragon Banking Group PLC	879,927	4,744,332
Penno Group PLC	1,041,423	9,196,014
Petrofac Ltd.(a)(c)	1,707,077	975,187
Pets at Home Group PLC	1,902,504	6,493,211
Picton Property Income Ltd.	2,084,098	1,646,525
Playtech PLC(a)	912,306	4,353,391
Plus500 Ltd.	356,903	6,120,883
Polar Capital Holdings PLC	343,511	1,741,059
Premier Foods PLC	2,532,545	3,607,627
Primary Health Properties PLC	5,308,336	5,790,682
Provident Financial PLC	999,105	1,403,802
PRS REIT PLC (The)	2,140,940	1,879,161
PZ Cussons PLC	959,980	1,563,133
QinetiQ Group PLC	2,082,035	8,376,313
Quilter PLC(d)	5,426,144	5,280,232
Rank Group PLC(a)	824,307	673,279
Rathbones Group PLC	235,919	4,303,619
Redde Northgate PLC	909,076	3,712,584
Redrow PLC	1,085,488	6,419,985
Renew Holdings PLC	322,840	2,806,389
Renewi PLC(a)	299,143	2,134,292
Renishaw PLC	142,672	5,360,454
RHI Magnesita NV	109,270	3,410,812
Rightmove PLC	3,275,434	18,888,204
Rotork PLC	3,407,662	12,185,531
RS GROUP PLC	1,878,970	15,506,056
RWS Holdings PLC	1,126,557	2,842,611
S4 Capital PLC(a)	1,458,819	1,127,228
Safestore Holdings PLC	861,589	7,169,707
Savills PLC	535,386	5,124,535
Serco Group PLC	4,390,032	7,630,282
Serica Energy PLC	977,492	2,768,755
SIG PLC(a)	2,666,098	884,412
Sirius Real Estate Ltd.	4,725,161	4,591,201
Smart Metering Systems PLC	521,554	4,059,660
Softcat PLC	513,095	7,889,058
SolGold PLC(a)	5,917,968	686,931
Spectris PLC	419,462	15,850,176

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Spire Healthcare Group PLC(d)	1,097,055	$2,846,841
Spirent Communications PLC	2,385,059	2,819,198
SSP Group PLC(a)	3,189,119	6,977,183
SThree PLC	499,033	2,130,425
Supermarket Income Reit PLC	4,955,178	4,372,529
Synthomer PLC(a)(c)	483,481	1,116,973
Target Healthcare REIT PLC	2,352,042	2,061,186
Tate & Lyle PLC	1,597,774	12,244,394
TBC Bank Group PLC	162,761	5,311,675
Team17 Group PLC(a)	461,196	1,485,485
Telecom Plus PLC	282,420	5,300,046
THG PLC, Class B(a)(c)	2,308,261	1,970,585
TI Fluid Systems PLC(d)	1,295,676	1,946,488
TP ICAP Group PLC	3,095,981	5,928,028
Trainline PLC(a)(d)	1,806,819	5,718,636
Travis Perkins PLC	835,651	7,529,331
Tremor International Ltd.(a)(c)	395,964	666,565
Tritax Big Box REIT PLC	7,457,772	12,416,576
Trustpilot Group PLC(a)(d)	1,001,889	1,217,745
TUI AG(a)	1,800,484	9,099,968
Tullow Oil PLC(a)(c)	4,703,688	1,896,932
Tyman PLC	761,147	2,248,080
UK Commercial Property REIT Ltd.	3,042,524	1,951,667
UNITE Group PLC (The)	1,363,847	14,432,931
Urban Logistics REIT PLC	1,885,789	2,388,348
Vesuvius PLC	832,617	4,078,375
Victoria PLC(a)(c)	228,738	895,223
Victrex PLC	340,228	5,694,307
Virgin Money UK PLC	4,547,638	8,262,028
Vistry Group PLC	1,358,841	11,712,279
Volex PLC	524,509	1,800,977
Volution Group PLC	772,257	3,403,506
Warehouse REIT PLC	1,647,276	1,451,581
Watches of Switzerland Group PLC(a)(d)	941,045	5,745,620
Weir Group PLC (The)	1,041,143	21,625,127
WH Smith PLC	521,099	7,347,085
Wickes Group PLC	970,918	1,515,051
Wincanton PLC	464,395	1,427,642
Workspace Group PLC	573,802	3,372,474
XP Power Ltd.	73,281	978,572
Yellow Cake PLC(a)(d)	819,940	5,506,999
YouGov PLC	409,330	4,228,919
Young & Co’s Brewery PLC, Series A, Class A	84,153	1,063,751
		1,290,428,962

Total Common Stocks — 98.9%
(Cost: $11,219,465,743)		8,804,592,617

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	32,449	1,636,426
Einhell Germany AG, Preference Shares, NVS	6,236	876,256
Fuchs Petrolub SE, Preference Shares, NVS	275,354	11,183,516
Jungheinrich AG, Preference Shares, NVS	187,380	5,030,216
Schaeffler AG, Preference Shares, NVS	493,802	2,562,862
Sixt SE, Preference Shares, NVS	63,824	3,677,357
STO SE & Co. KGaA, Preference Shares, NVS	10,578	1,374,449
		26,341,082
Security	Shares	Value

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	188,361	$3,805,899

Total Preferred Stocks — 0.3%
(Cost: $33,529,589)		30,146,981

Rights

Finland — 0.0%
Finnair OYJ,
(Expires 11/16/23, Strike Price EUR 0.03)	2,518,302	992,836

Spain — 0.0%
Vidrala SA, (Expires 12/01/23, Strike Price EUR)(a)	85,153	314,000

Total Rights — 0.0%
(Cost: $3,471,914)		1,306,836

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)(a)	42,123	—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(c)	96,743	1

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(c)	3,096,556	33

Total Warrants — 0.0%
(Cost: $—)		34

Total Long-Term Investments — 99.2%
(Cost: $11,256,467,246)		8,836,046,468

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	377,957,341	378,108,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	2,980,000	2,980,000

Total Short-Term Securities — 4.3%
(Cost: $380,948,223)		381,088,523

Total Investments — 103.5%
(Cost: $11,637,415,469)		9,217,134,991

Liabilities in Excess of Other Assets — (3.5)%		(310,638,249)

Net Assets — 100.0%		$8,906,496,742

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$422,283,531	$—	$(44,215,415	)(a)	$19,251	$21,156	$378,108,523	377,957,341	$2,617,311	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,300,000	—	(320,000	)(a)	—	—	2,980,000	2,980,000	32,142		—
					$19,251	$21,156	$381,088,523		$2,649,453		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	174	12/07/23	$26,214	$(607,427)
Euro STOXX 50 Index	690	12/15/23	29,791	(854,219)
FTSE 100 Index	199	12/15/23	17,762	(730,009)
				$(2,191,655)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$927,890,853	$7,870,597,428	$6,104,336	$8,804,592,617
Preferred Stocks	2,250,705	27,896,276	—	30,146,981
Rights	314,000	992,836	—	1,306,836
Warrants	—	1	33	34
Short-Term Securities
Money Market Funds	381,088,523	—	—	381,088,523
	$1,311,544,081	$7,899,486,541	$6,104,369	$9,217,134,991
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,191,655)	$—	$(2,191,655)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt